UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23823)

Tema ETF Trust
(Exact name of registrant as specified in charter)

Brookfield Place

200 Vesey Street, Suite 24106

New York, NY 10281
(Address of principal executive offices) (Zip code)

Matthew Keeling, President

Brookfield Place

200 Vesey Street, Suite 24106

New York, NY 10281
(Name and address of agent for service)

(302) - 499 - 4928 ext. 801

Registrant’s telephone number, including area code

Date of fiscal year end: February 28

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

Tema American Reshoring ETF
RSHO (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about the  Tema American Reshoring ETF for the period of March 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://temaetfs.com/rsho. You can also request this information by contacting us toll-free at 1-888-744-1377.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tema American Reshoring ETF	$78	0.75%
WHAT FACTORS INFLUENCED PERFORMANCE
Over the 12 month period from March 1, 2024 through to February 28, 2025 (the “reporting period”), the Tema American Reshoring ETF (the “Fund” or “RSHO”) net asset value (“NAV”) total return was 7.35% compared to the S&P 500 Index, which returned 18.41%.

Top Contributors
↑	Applied Industrial Technologies, Inc., Primoris Services Corporation and SPX Technologies, Inc.

Top Detractors
↓	Terex Corporation, Lincoln Electric Holdings, Inc. and Summit Materials, Inc.
PERFORMANCE
The Fund’s positive absolute performance during the reporting period is attributable to the Fund’s industrials stock selection, as well as initial trailwinds from trade tarrifs and growing reshoring sentiment. Meanwhile, its relative underperformance is largely due to gains in sectors which are not included in the Fund, notably financials.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Tema American Reshoring ETF	PAGE 1	TSR-AR-87975E602

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/11/2023)
Tema American Reshoring ETF NAV	7.35	23.76
S&P 500 Total Return Index	18.41	24.15
Visit https://temaetfs.com/rsho for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$217,467,241
Number of Holdings	28
Net Advisory Fee	$703,893
Portfolio Turnover	37%
Visit https://temaetfs.com/rsho for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(% of net assets)
Rockwell Automation, Inc.	6.0%
Timken Co.	6.0%
Applied Industrial Technologies, Inc.	5.9%
CRH PLC	5.0%
Eaton Corp. PLC	4.7%
Linde PLC	4.4%
API Group Corp.	4.4%
Fastenal Co.	4.4%
Clean Harbors, Inc.	4.3%
SPX Technologies, Inc.	4.1%

Top Sectors*	(% of net assets)
Industrials	74.2%
Materials	16.5%
Health Care	4.0%
Consumer Discretionary	3.2%
Information Technology	1.4%
Cash & Other	0.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Investment Adviser:
The Fund’s Investment Adviser changed from Tema Global Limited to an affiliate, Tema ETFs LLC on December 23, 2024.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/rsho.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be householded, please contact Tema ETFs LLC at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema American Reshoring ETF	PAGE 2	TSR-AR-87975E602

Tema Electrification ETF
VOLT (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about the  Tema Electrification ETF for the period of December 4, 2024, to February 28, 2025. You can find additional information about the Fund at https://temaetfs.com/volt. You can also request this information by contacting us toll-free at 1-888-744-1377.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment[1]	Costs paid as a percentage of a $10,000 investment[2]
Tema Electrification ETF	$17	0.75%
1	Amount shown reflects the expenses of the Fund from inception date through February 28, 2025. Expenses would be higher if the Fund had been in operations for the full twelve month reporting period.
2	Annualized.
WHAT FACTORS INFLUENCED PERFORMANCE
Since the inception of the Tema Electrification ETF, (the “Fund” or “VOLT”) December 4, 2024 through to February 28, 2025 (the “reporting period”), the Fund’s net asset value (“NAV”) total return was -11.56% compared to the S&P 500 Index, which returned -1.27%.

Top Contributors
↑	NiSource Inc., American Electric Power Company, Inc. and Johnson Controls International Plc

Top Detractors
↓	Powell Industries, Inc., Hammond Power Solutions Inc. and Vertiv Holdings Co
PERFORMANCE
The Fund’s relative underperformance during the reporting period is largely attributable to the downturn in Artificial Intelligence (AI) and broader technology stocks in response to the prominence of the Chinese AI sector.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Tema Electrification ETF	PAGE 1	TSR-AR-87975E834

CUMULATIVE TOTAL RETURN (%)

Since Inception (12/04/2024)
Tema Electrification ETF NAV	-11.56
S&P 500 Total Return Index	-1.27
Visit https://temaetfs.com/volt for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$55,938,236
Number of Holdings	26
Net Advisory Fee	$55,835
Portfolio Turnover	37%
Visit https://temaetfs.com/volt for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(% of net assets)
NextEra Energy, Inc.	5.6%
GE Vernova, Inc.	5.4%
Itron, Inc.	5.4%
OGE Energy Corp.	5.2%
Bel Fuse, Inc.	5.1%
Entergy Corp.	4.8%
American Electric Power Co., Inc.	4.6%
Hubbell, Inc.	4.5%
Quanta Services, Inc.	4.3%
Pinnacle West Capital Corp.	4.2%

Top Sectors*	(% of net assets)
Industrials	43.3%
Utilities	41.4%
Information Technology	13.6%
Cash & Other	1.7%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Investment Adviser:
The Fund’s Investment Adviser changed from Tema Global Limited to an affiliate, Tema ETFs LLC on December 23, 2024.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/volt.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be householded, please contact Tema ETFs LLC at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema Electrification ETF	PAGE 2	TSR-AR-87975E834

Tema GLP-1, Obesity & Cardiometabolic ETF
HRTS (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about the  Tema GLP-1, Obesity & Cardiometabolic ETF for the period of March 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://temaetfs.com/hrts. You can also request this information by contacting us toll-free at 1-888-744-1377.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tema GLP-1, Obesity & Cardiometabolic ETF	$72	0.75%
WHAT FACTORS INFLUENCED PERFORMANCE
Over the 12 month period from March 1, 2024 through to February 28, 2025 (the “reporting period”), the Tema GLP-1, Obesity & Cardiometabolic ETF (the “Fund” or “HRTS”) net asset value (“NAV”) total return was -7.20% compared to the S&P 500 Index, which returned 18.41%.

Top Contributors
↑	Alnylam Pharmaceuticals, Inc., Eli Lilly & Co. and Insulet Corporation

Top Detractors
↓	Rocket Pharmaceuticals, Inc., Intellia Therapeutics, Inc. and Keros Therapeutics, Inc
PERFORMANCE
The Fund’s relative underperformance during the reporting period is attributable to some missed targets, as well as a broader sector downturn in the second half of the period.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Tema GLP-1, Obesity & Cardiometabolic ETF	PAGE 1	TSR-AR-87975E883

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (11/21/2023)
Tema GLP-1, Obesity & Cardiometabolic ETF NAV	-7.20	14.06
S&P 500 Total Return Index	18.41	25.28
Visit https://temaetfs.com/hrts for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$64,783,684
Number of Holdings	44
Net Advisory Fee	$543,979
Portfolio Turnover	85%
Visit https://temaetfs.com/hrts for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(% of net assets)
Eli Lilly & Co.	10.7%
UnitedHealth Group, Inc.	5.2%
Novo Nordisk AS	4.3%
AstraZeneca PLC	4.1%
Bridgebio Pharma, Inc.	4.0%
Abbott Laboratories	3.8%
Roche Holding AG	3.7%
Vertex Pharmaceuticals, Inc.	3.6%
Chugai Pharmaceutical Co. Ltd.	3.4%
Merck & Co, Inc.	3.4%

Top Sectors*	(% of net assets)
Health Care	99.4%
Cash & Other	0.6%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Investment Adviser:
The Fund’s Investment Adviser changed from Tema Global Limited to an affiliate, Tema ETFs LLC on December 23, 2024.
Fund Name Change:
Tema Obesity & Cardiometabolic ETF changed its name to Tema GLP-1, Obesity & Cardiometabolic ETF on July 1, 2024.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/hrts.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be householded, please contact Tema ETFs LLC at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema GLP-1, Obesity & Cardiometabolic ETF	PAGE 2	TSR-AR-87975E883

Tema Luxury ETF
LUX (Principal U.S. Listing Exchange: NYSE Arca, Inc.)
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about the  Tema Luxury ETF for the period of March 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://temaetfs.com/lux. You can also request this information by contacting us toll-free at 1-888-744-1377.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tema Luxury ETF	$73	0.74%
WHAT FACTORS INFLUENCED PERFORMANCE
Over the 12 month period from March 1, 2024 through to February 28, 2025 (the “reporting period”), the Tema Luxury ETF (the “Fund” or “LUX”) net asset value (“NAV”) total return was -4.51% compared to the S&P 500 Index, which returned 18.41%.

Top Contributors
↑	CIE Financiere Richemont S.A., Hermes International SCA and Hilton Worldwide Holdings Inc

Top Detractors
↓	Lululemon Athletica Inc., LVMH Moet Hennessy Louis Vuitton S.E. and L’Oreal
PERFORMANCE
The Fund’s relative underperformance during the reporting period is attributable to a broader slowdown in the sector on the back of inflationary pressures and a market contraction in China.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/11/2023)
Tema Luxury ETF NAV	-4.51	-0.84
S&P 500 Total Return Index	18.41	24.15
Tema Luxury ETF	PAGE 1	TSR-AR-87975E305

Visit https://temaetfs.com/lux for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$2,854,980
Number of Holdings	46
Net Advisory Fee	$37,266
Portfolio Turnover	41%
Visit https://temaetfs.com/lux for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(% of net assets)
Cie Financiere Richemont SA	10.6%
Hermes International SCA	9.7%
First American Treasury Obligations Fund	9.5%
Ferrari NV	7.6%
LVMH Moet Hennessy Louis Vuitton SE	6.5%
Mercedes-Benz Group AG	4.8%
Marriott International, Inc.	4.3%
Hilton Worldwide Holdings, Inc.	4.2%
Kering SA	4.2%
Brunello Cucinelli SpA	3.8%

Top Sectors*	(% of net assets)
Consumer Discretionary	78.8%
Consumer Staples	9.9%
Management of Companies and Enterprises	1.4%
Cash & Other	9.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Investment Adviser:
The Fund’s Investment Adviser changed from Tema Global Limited to an affiliate, Tema ETFs LLC on December 23, 2024.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/lux.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be householded, please contact Tema ETFs LLC at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema Luxury ETF	PAGE 2	TSR-AR-87975E305

Tema Monopolies and Oligopolies ETF
TOLL (Principal U.S. Listing Exchange: Cboe BZX Exchange, Inc.)
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about the  Tema Monopolies and Oligopolies ETF for the period of March 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://temaetfs.com/toll. You can also request this information by contacting us toll-free at 1-888-744-1377.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tema Monopolies and Oligopolies ETF	$61	0.58%
WHAT FACTORS INFLUENCED PERFORMANCE
Over the 12 month period from March 1, 2024 through to February 28, 2025 (the “reporting period”), the Tema Monopolies and Oligopolies ETF (the “Fund” or “TOLL”) net asset value (“NAV”) total return was 10.02% compared to the S&P 500 Index, which returned 18.41%.

Top Contributors
↑	General Electric Co, Moody’s Corp. and Fair Isaac Corp

Top Detractors
↓	Carl Zeiss Meditex AG, ASML Holding N.V. and Canadian National Railway Company
PERFORMANCE
The Fund’s positive performance during the reporting period is attributable to positive market sentiment, and a selection of durable, high quality companies, notably within the financials sector.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (05/11/2023)
Tema Monopolies and Oligopolies ETF NAV	10.02	18.45
S&P 500 Total Return Index	18.41	24.15
Tema Monopolies and Oligopolies ETF	PAGE 1	TSR-AR-87975E107

Visit https://temaetfs.com/toll for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$53,076,411
Number of Holdings	36
Net Advisory Fee	$88,473
Portfolio Turnover	29%
Visit https://temaetfs.com/toll for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(% of net assets)
General Electric Co.	6.2%
Visa, Inc.	6.1%
Moody’s Corp.	6.1%
Intercontinental Exchange, Inc.	6.0%
S&P Global, Inc.	4.7%
Fair Isaac Corp.	4.0%
Sherwin-Williams Co.	3.9%
MSCI, Inc.	3.2%
Ferrovial SE	3.2%
Intuit, Inc.	3.1%

Top Sectors*	(% of net assets)
Financials	32.0%
Industrials	25.8%
Information Technology	18.1%
Health Care	12.9%
Materials	6.8%
Consumer Discretionary	2.5%
Cash & Other	1.9%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Investment Adviser:
The Fund’s Investment Adviser changed from Tema Global Limited to an affiliate, Tema ETFs LLC on December 23, 2024.
Changes to the Fund’s Annual Operating Expenses
For the period March 1, 2024 through June 30, 2024, TOLL paid the Adviser a monthly unitary management fee at an annual rate of 0.99% and had a fee waiver of 0.75%, based on the Fund’s average daily net assets. Effective July 1, 2024, the management fee for TOLL was lowered to 0.55% and the fee waiver was terminated.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/toll.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be householded, please contact Tema ETFs LLC at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema Monopolies and Oligopolies ETF	PAGE 2	TSR-AR-87975E107

Tema Neuroscience and Mental Health ETF
MNTL (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about the  Tema Neuroscience and Mental Health ETF for the period of March 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://temaetfs.com/mntl. You can also request this information by contacting us toll-free at 1-888-744-1377.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tema Neuroscience and Mental Health ETF	$74	0.75%
WHAT FACTORS INFLUENCED PERFORMANCE
Over the 12 month period from March 1, 2024 through to February 28, 2025 (the “reporting period”), the Tema Neuroscience and Mental Health ETF (the “Fund” or “MNTL”) net asset value (“NAV”) total return was -2.98% compared to the S&P 500 Index, which returned 18.41%.

Top Contributors
↑	Argenx SE, Intra-Cellular Therapies Inc. and Alnylam Pharmaceuticals, Inc

Top Detractors
↓	Intellia Therapeutics, Inc., Regeneron Pharmaceuticals, Inc. and Biogen Inc
PERFORMANCE
The Fund’s relative underperformance during the reporting period is attributable to the broader underperformance of biopharmaceutical companies on the back of regulatory and political uncertainty.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (01/23/2024)
Tema Neuroscience and Mental Health ETF NAV	-2.98	-0.89
S&P 500 Total Return Index	18.41	22.13
Tema Neuroscience and Mental Health ETF	PAGE 1	TSR-AR-87975E875

Visit https://temaetfs.com/mntl for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$10,935,704
Number of Holdings	46
Net Advisory Fee	$84,718
Portfolio Turnover	29%
Visit https://temaetfs.com/mntl for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(% of net assets)
Vertex Pharmaceuticals, Inc.	10.1%
Regeneron Pharmaceuticals, Inc.	7.7%
Argenx SE	5.1%
Eli Lilly & Co.	4.6%
Alnylam Pharmaceuticals, Inc.	4.5%
Teva Pharmaceutical Industries Ltd.	4.3%
Crinetics Pharmaceuticals, Inc.	4.3%
Neurocrine Biosciences, Inc.	3.7%
Biogen, Inc.	3.2%
Stryker Corp.	2.8%

Top Sectors*	(% of net assets)
Health Care	98.8%
Cash & Other	1.2%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Investment Adviser:
The Fund’s Investment Adviser changed from Tema Global Limited to an affiliate, Tema ETFs LLC on December 23, 2024.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/mntl.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be householded, please contact Tema ETFs LLC at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema Neuroscience and Mental Health ETF	PAGE 2	TSR-AR-87975E875

Tema Oncology ETF
CANC (Principal U.S. Listing Exchange: NASDAQ Stock Market LLC)
Annual Shareholder Report | February 28, 2025
This annual shareholder report contains important information about the  Tema Oncology ETF for the period of March 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://temaetfs.com/canc. You can also request this information by contacting us toll-free at 1-888-744-1377.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tema Oncology ETF	$72	0.75%
WHAT FACTORS INFLUENCED PERFORMANCE
Over the 12 month period from March 1, 2024 through to February 28, 2025 (the “reporting period”), the Tema Oncology ETF (the “Fund” or “CANC”) net asset value (“NAV”) total return was -6.64% compared to the S&P 500 Index, which returned 18.41%.

Top Contributors
↑	Argenx S.E., Guardant Health Inc. and Exelixis Inc.

Top Detractors
↓	Intellia Therapeutics Inc., Crispr Therapeutics AG, Regeneron Pharmaceuticals, Inc.
PERFORMANCE
The Fund’s relative underperformance during the reporting period is attributable to a broader sector slowdown amidst regulatory and political uncertainty.
HOW DID THE FUND PERFORM SINCE INCEPTION?*
The $10,000 chart reflects a hypothetical $10,000 investment. The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including management fees were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	Since Inception (08/15/2023)
Tema Oncology ETF NAV	-6.64	3.43
S&P 500 Total Return Index	18.41	21.83
Tema Oncology ETF	PAGE 1	TSR-AR-87975E701

Visit https://temaetfs.com/canc for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$67,565,630
Number of Holdings	52
Net Advisory Fee	$309,026
Portfolio Turnover	95%
Visit https://temaetfs.com/canc for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(% of net assets)
AstraZeneca PLC	5.8%
Eli Lilly & Co.	5.7%
Bridgebio Pharma, Inc.	5.0%
Merck & Co., Inc.	4.3%
Bristol-Myers Squibb Co.	4.3%
BeiGene Ltd.	4.1%
Exelixis, Inc.	4.1%
Genmab AS	4.0%
Revolution Medicines, Inc.	4.0%
Roche Holding AG	3.9%

Top Sectors*	(% of net assets)
Health Care	99.4%
Cash & Other	0.6%
*	The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
Changes to Fund’s Investment Adviser:
The Fund’s Investment Adviser changed from Tema Global Limited to an affiliate, Tema ETFs LLC on December 23, 2024.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://temaetfs.com/canc.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Tema ETFs LLC documents not be householded, please contact Tema ETFs LLC at 1-888-744-1377, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Tema ETFs LLC or your financial intermediary.
Tema Oncology ETF	PAGE 2	TSR-AR-87975E701

(b) Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that there is at least one audit committee financial expert serving on its audit committee. John Jacobs is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning, including reviewing the Fund’s tax returns and distribution calculations. There were no “Other services” provided by the principal accountant. For the fiscal year ended February 28, 2025, the Fund’s principal accountant was Cohen & Company, Ltd. The following table details the aggregate fees billed or expected to be billed for the last fiscal year for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 2/28/25	FYE 2/29/24
(a) Audit Fees	$66,500	$63,000
(b) Audit-Related Fees	--	--
(c) Tax Fees	$21,000	$21,000
(d) All Other Fees (Seed Audit)	--	$3,000

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 2/28/25	FYE 2/29/24
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees, other than the tax services as noted above, billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last year.

Non-Audit Related Fees	FYE 2/28/25	FYE 2/29/24
Registrant	$--	$--
Registrant’s Investment Adviser	$--	$--

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows:

John Jacobs

Richard Keary

Robert Sherry

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7(a) of this Form.

(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Annual Financial Statements and
Additional Information
February 28, 2025

Tema American Reshoring ETF	| RSHO	| NYSE Arca, Inc.
Tema Electrification ETF	| VOLT	| NASDAQ Stock Market LLC
Tema GLP-1, Obesity & Cardiometabolic ETF	| HRTS	| NASDAQ Stock Market LLC
Tema Luxury ETF	| LUX	| NYSE Arca, Inc.
Tema Monopolies and Oligopolies ETF	| TOLL	| Cboe BZX Exchange, Inc.
Tema Neuroscience and Mental Health ETF	| MNTL	| NASDAQ Stock Market LLC
Tema Oncology ETF	| CANC	| NASDAQ Stock Market LLC

Tema American Reshoring ETF
Schedule of Investments
February 28, 2025

	Shares	Value
COMMON STOCKS - 99.3%
Building Products - 1.1%
Allegion PLC	17,993	$2,315,879
Chemicals - 4.4%
Linde PLC	20,588	9,615,625
Commercial Services & Supplies - 4.3%
Clean Harbors, Inc.(a)	43,518	9,293,269
Construction & Engineering - 4.4%
API Group Corp.(a)	243,672	9,568,999
Construction Materials - 9.0%
CRH PLC	105,339	10,799,354
Vulcan Materials Co.	35,202	8,705,807
		19,505,161
Electrical Equipment - 16.7%
ABB Ltd.	123,165	6,589,624
Eaton Corp. PLC	35,108	10,297,879
Emerson Electric Co.	52,955	6,439,857
Rockwell Automation, Inc.	45,218	12,984,349
		36,311,709
Ground Transportation - 1.3%
Union Pacific Corp.	11,067	2,730,118
Hotels, Restaurants & Leisure - 3.2%
Compass Group PLC	198,960	6,940,000
Life Sciences Tools & Services - 4.0%
Lonza Group AG	13,675	8,611,335
Machinery - 31.0%(b)
Atmus Filtration Technologies, Inc.	171,999	6,845,560
Caterpillar, Inc.	20,230	6,958,109
Federal Signal Corp.	83,895	6,818,986
Ingersoll Rand, Inc.	103,581	8,781,597
Parker-Hannifin Corp.	13,090	8,750,796
SPX Technologies, Inc.(a)	61,880	9,012,822
Terex Corp.	181,656	7,393,399
Timken Co.	159,886	12,950,766
		67,512,035
Metals & Mining - 3.1%
ATI, Inc.(a)	117,810	6,851,830
Semiconductors & Semiconductor Equipment - 1.4%
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	17,255	3,115,045

	Shares	Value
Trading Companies & Distributors - 15.4%
Applied Industrial Technologies, Inc.	51,388	$12,876,805
Fastenal Co.	126,278	9,563,033
Herc Holdings, Inc.	33,940	4,869,711
WESCO International, Inc.	33,915	6,120,640
		33,430,189
TOTAL COMMON STOCKS (Cost $215,840,861)		215,801,194
SHORT-TERM INVESTMENTS - 0.7%
Money Market Funds - 0.7%
First American Treasury Obligations Fund - Class X, 4.28%(c)	1,574,880	1,574,880
TOTAL SHORT-TERM INVESTMENTS (Cost $1,574,880)		1,574,880
TOTAL INVESTMENTS - 100.0% (Cost $217,415,741)		217,376,074
Other Assets in Excess of Liabilities - 0.0%(d)		91,167
TOTAL NET ASSETS - 100.0%		$217,467,241

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

1

Tema Electrification ETF
Schedule of Investments
February 28, 2025

	Shares	Value
COMMON STOCKS - 98.3%
Aerospace & Defense - 2.0%
BWX Technologies, Inc.	10,758	$1,118,509
Building Products - 3.6%
Johnson Controls International PLC	23,603	2,021,833
Construction & Engineering - 4.3%
Quanta Services, Inc.	9,361	2,430,396
Electric Utilities - 34.8%(a)
American Electric Power Co., Inc.	24,145	2,560,577
Entergy Corp.	30,782	2,687,576
NextEra Energy, Inc.	44,821	3,145,090
OGE Energy Corp.	62,456	2,890,464
Pinnacle West Capital Corp.	25,302	2,341,447
PPL Corp.	49,757	1,751,944
TXNM Energy, Inc.	42,477	2,219,423
Xcel Energy, Inc.	24,779	1,786,566
		19,383,087
Electrical Equipment - 33.4%(a)
ABB Ltd.	41,279	2,208,526
Eaton Corp PLC	6,831	2,003,669
GE Vernova, Inc.	8,957	3,002,207
Hubbell, Inc.	6,831	2,538,331
Nexans SA	15,693	1,627,921
NuScale Power Corp.(b)	31,866	547,777
nVent Electric PLC	18,741	1,130,832
Powell Industries, Inc.	9,108	1,545,719
Schneider Electric SE	9,138	2,217,695
Vertiv Holdings Co. - Class A	19,987	1,902,163
		18,724,840
Electronic Equipment, Instruments & Components - 13.6%
Amphenol Corp. - Class A	26,059	1,735,529
Bel Fuse, Inc. - Class B	33,895	2,844,129
Itron, Inc. (b)	27,554	3,000,356
		7,580,014
Independent Power and Renewable Electricity Producers - 2.9%
Brookfield Renewable Partners LP	72,333	1,628,216
Multi-Utilities - 3.7%
NiSource, Inc.	50,853	2,075,311
TOTAL COMMON STOCKS (Cost $56,884,105)		54,962,206
TOTAL INVESTMENTS - 98.3% (Cost $56,884,105)		54,962,206
Other Assets in Excess of Liabilities - 1.7%		976,030
TOTAL NET ASSETS - 100.0%		$55,938,236

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LP - Limited Partnership
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
The accompanying notes are an integral part of these financial statements.

2

Tema GLP-1, Obesity & Cardiometabolic ETF
Schedule of Investments
February 28, 2025

	Shares	Value
COMMON STOCKS - 99.4%
Biotechnology - 34.5%(a)
AbbVie, Inc.	7,897	$1,650,710
Akero Therapeutics, Inc.(b)	12,063	592,535
Alnylam Pharmaceuticals, Inc.(b)	4,598	1,134,556
Amgen, Inc.	5,667	1,745,776
Arrowhead Pharmaceuticals, Inc.(b)	30,618	578,986
Ascendis Pharma AS - ADR(b)	6,251	978,782
Bridgebio Pharma, Inc.(b)	73,906	2,579,319
Crinetics Pharmaceuticals, Inc.(b)	42,029	1,503,798
Cytokinetics, Inc.(b)	26,034	1,197,564
Gilead Sciences, Inc.	15,640	1,787,808
Insmed, Inc.(b)	7,306	595,804
Intellia Therapeutics, Inc.(b)	19,315	194,888
Ionis Pharmaceuticals, Inc.(b)	17,233	571,963
Madrigal Pharmaceuticals, Inc.(b)	2,333	796,183
Mereo Biopharma Group PLC - ADR(b)	261,244	626,986
Mirum Pharmaceuticals, Inc.(b)	11,707	556,902
Regeneron Pharmaceuticals, Inc.	1,736	1,213,013
Rocket Pharmaceuticals, Inc.(b)	60,333	570,147
Vertex Pharmaceuticals, Inc.(b)	4,881	2,341,855
Viking Therapeutics, Inc.(b)	14,050	405,624
Zealand Pharma AS(b)	8,016	739,233
		22,362,432
Health Care Equipment & Supplies - 16.6%
Abbott Laboratories	17,870	2,466,239
Boston Scientific Corp.(b)	18,646	1,935,268
Dexcom, Inc.(b)	13,355	1,180,181
Edwards Lifesciences Corp.(b)	16,943	1,213,458
Insulet Corp.(b)	4,234	1,152,791
Masimo Corp.(b)	4,653	878,347
Medtronic PLC	20,885	1,921,838
		10,748,122
Health Care Providers & Services - 6.8%
McKesson Corp.	1,609	1,030,178
UnitedHealth Group, Inc.	7,157	3,399,289
		4,429,467
Life Sciences Tools & Services - 6.4%
Danaher Corp.	6,109	1,269,206
Gubra AS(b)	4,338	340,313
Thermo Fisher Scientific, Inc.	3,785	2,002,114
West Pharmaceutical Services, Inc.	2,324	539,958
		4,151,591
Pharmaceuticals - 35.1%(a)
AstraZeneca PLC	17,437	2,625,047
Bristol-Myers Squibb Co.	21,013	1,252,795
Chugai Pharmaceutical Co. Ltd.	44,181	2,197,384
Eli Lilly & Co.	7,556	6,956,280
Merck & Co, Inc.	23,636	2,180,421
Novartis AG	16,146	1,746,296
Novo Nordisk AS	31,415	2,816,245

	Shares	Value
Roche Holding AG - ADR	57,558	$2,402,471
Structure Therapeutics, Inc. - ADR(b)	23,140	549,575
		22,726,514
TOTAL COMMON STOCKS (Cost $61,590,484)		64,418,126
SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Treasury Obligations Fund - Class X, 4.28%(c)	326,436	326,436
TOTAL SHORT-TERM INVESTMENTS (Cost $326,436)		326,436
TOTAL INVESTMENTS - 99.9% (Cost $61,916,920)		64,744,562
Other Assets in Excess of Liabilities - 0.1%		39,122
TOTAL NET ASSETS - 100.0%		$64,783,684

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

3

Tema Luxury ETF
Schedule of Investments
February 28, 2025

	Shares	Value
COMMON STOCKS - 89.4%
Automobiles - 15.1%
Bayerische Motoren Werke AG	807	$70,237
Ferrari NV	469	217,883
Harley-Davidson, Inc.	226	5,822
Mercedes-Benz Group AG	2,233	138,452
		432,394
Beverages - 3.3%
Brown-Forman Corp. - Class B	330	10,926
Davide Campari-Milano NV	1,054	6,261
Pernod Ricard SA	546	58,481
Remy Cointreau SA	69	3,640
Treasury Wine Estates Ltd.	2,261	15,334
		94,642
Hotels, Restaurants & Leisure - 18.0%
Carnival Corp.(a)	2,751	65,831
Galaxy Entertainment Group Ltd.	4,000	16,407
Hilton Worldwide Holdings, Inc.	456	120,822
Hyatt Hotels Corp. - Class A	82	11,558
InterContinental Hotels Group PLC	311	38,839
Las Vegas Sands Corp.	1,009	45,112
Marriott International, Inc. - Class A	440	123,398
MGM Resorts International(a)	463	16,094
Norwegian Cruise Line Holdings Ltd.(a)	1,181	26,832
Sands China Ltd.(a)	6,000	13,733
Vail Resorts, Inc.	70	11,129
Wynn Resorts Ltd.	258	23,045
		512,800
Household Durables - 1.1%
Toll Brothers, Inc.	288	32,152
Offices of Other Holding Companies - 1.4%
VIKING HOLDINGS Ltd. ORD SHS(a)	817	39,298
Personal Care Products - 6.6%
Interparfums, Inc.	49	6,807
L’Oreal SA	248	90,814
Puig Brands SA - Class B(a)	3,844	70,999
Shiseido Co. Ltd.	1,100	19,847
		188,467
Specialty Retail - 2.6%
Chow Tai Fook Jewellery Group Ltd.	8,692	8,394
RH(a)	41	13,205
Signet Jewelers Ltd.	123	6,435
Williams-Sonoma, Inc.	235	45,726
		73,760
Textiles, Apparel & Luxury Goods - 41.3%(b)
Brunello Cucinelli SpA	844	109,441
Capri Holdings Ltd.(a)	321	7,055
Christian Dior SE	13	8,550
Cie Financiere Richemont SA	1,485	301,786

	Shares	Value
Ermenegildo Zegna NV	2,658	$22,460
Hermes International SCA	98	278,246
HUGO BOSS AG	167	7,659
Kering SA	423	118,959
LVMH Moet Hennessy Louis Vuitton SE	257	185,260
Moncler SpA	759	52,060
PRADA SpA	6,138	52,248
PVH Corp.	105	7,858
Ralph Lauren Corp.	106	28,741
		1,180,323
TOTAL COMMON STOCKS (Cost $2,454,058)		2,553,836
PREFERRED STOCKS - 0.7%
Automobiles - 0.7%
Dr Ing hc F Porsche AG(c)	334	19,541
TOTAL PREFERRED STOCKS (Cost $41,537)		19,541
SHORT-TERM INVESTMENTS - 9.5%
Money Market Funds - 9.5%
First American Treasury Obligations Fund - Class X, 4.28%(d)	269,880	269,880
TOTAL SHORT-TERM INVESTMENTS (Cost $269,880)		269,880
TOTAL INVESTMENTS - 99.6% (Cost $2,765,475)		2,843,257
Other Assets in Excess of Liabilities - 0.4%		11,723
TOTAL NET ASSETS - 100.0%		$2,854,980

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
AG - Aktiengesellschaft
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $19,541 or 0.7% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

4

Tema Monopolies and Oligopolies ETF
Schedule of Investments
February 28, 2025

	Shares	Value
COMMON STOCKS - 98.1%
Aerospace & Defense - 7.7%
Airbus SE	4,582	$787,599
General Electric Co.	15,924	3,295,949
		4,083,548
Biotechnology - 4.2%
Gilead Sciences, Inc.	10,957	1,252,494
Vertex Pharmaceuticals, Inc.(a)	1,987	953,343
		2,205,837
Capital Markets - 23.0%
CME Group, Inc.	6,400	1,624,128
Intercontinental Exchange, Inc.	18,258	3,162,833
Moody’s Corp.	6,411	3,230,759
MSCI, Inc.	2,901	1,713,070
S&P Global, Inc.	4,662	2,488,296
		12,219,086
Chemicals - 4.0%
Sherwin-Williams Co.	5,773	2,091,385
Commercial Services & Supplies - 3.1%
Copart, Inc.(a)	30,080	1,648,384
Construction & Engineering - 3.2%
Ferrovial SE	38,083	1,691,630
Construction Materials - 2.8%
Vulcan Materials Co.	6,080	1,503,645
Financial Services - 6.1%
Visa, Inc. - Class A	8,979	3,256,773
Ground Transportation - 4.2%
Canadian National Railway Co.	8,994	911,632
Canadian Pacific Kansas City Ltd.	16,981	1,323,159
		2,234,791
Health Care Equipment & Supplies - 2.4%
Becton Dickinson & Co.	2,252	507,894
IDEXX Laboratories, Inc.(a)	1,781	778,493
		1,286,387
Insurance - 2.9%
Aon PLC - Class A	3,697	1,512,517
Life Sciences Tools & Services - 6.3%
Bio-Techne Corp.	14,569	899,636
Thermo Fisher Scientific, Inc.	2,241	1,185,399
Waters Corp.(a)	3,378	1,274,655
		3,359,690
Machinery - 3.7%
Deere & Co.	2,397	1,152,454
Donaldson Co., Inc.	11,848	818,578
		1,971,032

	Shares	Value
Professional Services - 2.0%
Equifax, Inc.	4,346	$1,065,639
Semiconductors & Semiconductor Equipment - 10.9%
Analog Devices, Inc.	4,664	1,073,000
ASML Holding NV	801	563,863
KLA Corp.	2,102	1,489,982
Lam Research Corp.	15,384	1,180,568
Teradyne, Inc.	13,611	1,495,304
		5,802,717
Software - 7.2%
Fair Isaac Corp.(a)	1,133	2,137,234
Intuit, Inc.	2,720	1,669,645
Tyler Technologies, Inc.(a)	6	3,651
		3,810,530
Specialty Retail - 2.5%
Lowe’s Cos., Inc.	5,335	1,326,494
Transportation Infrastructure - 1.9%
Aena SME SA(b)	4,498	1,002,262
TOTAL COMMON STOCKS (Cost $48,655,256)		52,072,347
SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
First American Treasury Obligations Fund - Class X, 4.28%(c)	599,216	599,216
TOTAL SHORT-TERM INVESTMENTS (Cost $599,216)		599,216
TOTAL INVESTMENTS - 99.2% (Cost $49,254,472)		52,671,563
Other Assets in Excess of Liabilities - 0.8%		404,848
TOTAL NET ASSETS - 100.0%		$53,076,411

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $1,002,262 or 1.9% of the Fund’s net assets.

(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

5

Tema Neuroscience and Mental Health ETF
Schedule of Investments
February 28, 2025

	Shares	Value
COMMON STOCKS - 98.8%
Biotechnology - 64.7%(a)
ACADIA Pharmaceuticals, Inc.(b)	10,596	$207,682
Alkermes PLC(b)	5,940	203,920
Alnylam Pharmaceuticals, Inc.(b)	1,982	489,059
Argenx SE - ADR(b)	890	555,956
Avidity Biosciences, Inc.(b)	5,392	165,211
Biogen, Inc.(b)	2,501	351,391
Biohaven Ltd.(b)	3,831	142,437
Catalyst Pharmaceuticals, Inc.(b)	11,352	259,847
Crinetics Pharmaceuticals, Inc.(b)	13,066	467,501
Day One Biopharmaceuticals, Inc.(b)	11,305	102,423
Denali Therapeutics, Inc.(b)	11,894	196,965
Dyne Therapeutics, Inc.(b)	4,717	64,198
Immunovant, Inc.(b)	5,866	120,840
Intellia Therapeutics, Inc.(b)	7,677	77,461
Ionis Pharmaceuticals, Inc.(b)	8,318	276,074
Neurocrine Biosciences, Inc.(b)	3,424	406,497
Praxis Precision Medicines, Inc.(b)	1,055	40,723
Prothena Corp. PLC(b)	6,351	100,409
PTC Therapeutics, Inc.(b)	3,124	172,632
Regeneron Pharmaceuticals, Inc.	1,207	843,379
Sarepta Therapeutics, Inc.(b)	1,943	207,415
Scholar Rock Holding Corp.(b)	4,836	187,734
Solid Biosciences, Inc.(b)	8,649	48,348
Vertex Pharmaceuticals, Inc.(b)	2,298	1,102,557
Voyager Therapeutics, Inc.(b)	14,960	61,037
Xenon Pharmaceuticals, Inc.(b)	6,111	226,229
		7,077,925
Health Care Equipment & Supplies - 11.0%
Dexcom, Inc.(b)	2,231	197,153
Medtronic PLC	2,976	273,852
Penumbra, Inc.(b)	617	176,116
Siemens Healthineers AG(c)	2,495	139,142
Stryker Corp.	798	308,180
Sysmex Corp.	6,108	109,837
		1,204,280
Health Care Providers & Services - 3.0%
Acadia Healthcare Co., Inc.(b)	2,596	77,828
Option Care Health, Inc.(b)	4,975	166,663
Talkspace, Inc.(b)	27,834	79,605
		324,096
Pharmaceuticals - 20.1%
Arvinas, Inc.(b)	2,074	36,710
Axsome Therapeutics, Inc.(b)	2,327	296,785
Eisai Co. Ltd.	2,036	58,280
Eli Lilly & Co.	547	503,585
Intra-Cellular Therapies, Inc.(b)	2,098	268,963
Jazz Pharmaceuticals PLC(b)	1,672	239,982
Orion Oyj - Class B	1,440	80,934
Rapport Therapeutics, Inc.(b)	1,499	15,035

	Shares	Value
Teva Pharmaceutical Industries Ltd. - ADR(b)	28,861	$475,052
UCB SA	1,193	224,680
		2,200,006
TOTAL COMMON STOCKS (Cost $10,909,276)		10,806,307
SHORT-TERM INVESTMENTS - 1.1%
Money Market Funds - 1.1%
First American Treasury Obligations Fund - Class X, 4.28%(d)	120,814	120,814
TOTAL SHORT-TERM INVESTMENTS (Cost $120,814)		120,814
TOTAL INVESTMENTS - 99.9% (Cost $11,030,090)		10,927,121
Other Assets in Excess of Liabilities - 0.1%		8,583
TOTAL NET ASSETS - 100.0%		$10,935,704

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
AG - Aktiengesellschaft
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of February 28, 2025, the value of these securities total $139,142 or 1.3% of the Fund’s net assets.

(d)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

6

Tema Oncology ETF
Schedule of Investments
February 28, 2025

	Shares	Value
COMMON STOCKS - 99.4%
Biotechnology - 62.4%(a)
AbbVie, Inc.	6,565	$1,372,282
Agios Pharmaceuticals, Inc.(b)	9,404	334,218
Amgen, Inc.	7,160	2,205,710
Arcellx, Inc.(b)	19,258	1,248,304
Arcus Biosciences, Inc.(b)	15,137	164,842
Argenx SE - ADR(b)	2,018	1,260,584
Autolus Therapeutics PLC - ADR(b)	109,598	189,605
BeiGene Ltd. - ADR(b)	10,316	2,803,889
Blueprint Medicines Corp.(b)	17,048	1,646,325
Bridgebio Pharma, Inc.(b)	95,847	3,345,060
Celcuity, Inc.(b)	15,503	146,193
CG oncology, Inc.(b)	22,302	576,730
Cogent Biosciences, Inc.(b)	71,025	534,818
Cullinan Therapeutics, Inc.(b)	38,870	330,006
Day One Biopharmaceuticals, Inc.(b)	79,218	717,715
Exact Sciences Corp.(b)	8,358	396,253
Exelixis, Inc.(b)	70,960	2,745,442
Genmab AS - ADR(b)	119,207	2,703,615
Gilead Sciences, Inc.	12,300	1,406,013
Ideaya Biosciences, Inc.(b)	47,015	967,099
Immunocore Holdings PLC - ADR(b)	15,312	449,713
Incyte Corp.(b)	10,075	740,513
Iovance Biotherapeutics, Inc.(b)	49,783	210,831
Janux Therapeutics, Inc.(b)	26,464	870,401
Legend Biotech Corp. - ADR(b)	51,618	1,807,146
Mereo Biopharma Group PLC - ADR(b)	261,681	628,034
Merus NV(b)	37,366	1,759,565
Nurix Therapeutics, Inc.(b)	30,793	475,752
Nuvalent, Inc. - Class A(b)	26,219	1,965,901
ORIC Pharmaceuticals, Inc.(b)	40,628	326,243
Regeneron Pharmaceuticals, Inc.	1,084	757,434
Relay Therapeutics, Inc.(b)	88,440	301,580
Replimune Group, Inc.(b)	37,240	472,203
Revolution Medicines, Inc.(b)	65,918	2,685,499
Summit Therapeutics, Inc.(b)	87,452	1,809,382
Syndax Pharmaceuticals, Inc.(b)	21,011	328,612
Zai Lab Ltd. - ADR(b)	30,051	1,040,967
Zymeworks, Inc.(b)	32,753	438,890
		42,163,369
Health Care Equipment & Supplies - 0.8%
Lantheus Holdings, Inc.(b)	5,857	549,504
Health Care Providers & Services - 0.6%
Guardant Health, Inc.(b)	10,084	429,074
Health Care Technology - 0.3%
Schrodinger, Inc.(b)	8,457	188,676
Life Sciences Tools & Services - 0.5%
Illumina, Inc.(b)	3,487	309,436

	Shares	Value
Pharmaceuticals - 34.8%(a)
Arvinas, Inc.(b)	35,969	$636,651
AstraZeneca PLC	25,859	3,892,935
Bristol-Myers Squibb Co.	48,991	2,920,843
Chugai Pharmaceutical Co. Ltd.	44,658	2,221,108
Daiichi Sankyo Co. Ltd.	80,196	1,836,354
Eli Lilly & Co.	4,180	3,848,233
Merck & Co., Inc.	31,792	2,932,812
Novartis AG	23,977	2,593,271
Roche Holding AG - ADR	63,520	2,651,325
		23,533,532
TOTAL COMMON STOCKS (Cost $63,661,139)		67,173,591
SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Treasury Obligations Fund - Class X, 4.28%(c)	341,448	341,448
TOTAL SHORT-TERM INVESTMENTS (Cost $341,448)		341,448
TOTAL INVESTMENTS - 99.9% (Cost $64,002,587)		67,515,039
Other Assets in Excess of Liabilities - 0.1%		50,591
TOTAL NET ASSETS - 100.0%		$67,565,630

Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(b)	Non-income producing security.
(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

7

Statements of Assets and Liabilities
February 28, 2025

	Tema American Reshoring ETF	Tema Electrification ETF	Tema GLP-1, Obesity & Cardiometabolic ETF	Tema Luxury ETF	Tema Monopolies and Oligopolies ETF
ASSETS:
Investments, at value	$217,376,074	$54,962,206	$64,744,562	$2,843,257	$52,671,563
Dividends receivable	192,063	109,093	88,586	525	22,767
Interest receivable	10,724	5,138	1,850	886	1,874
Receivable for investments sold	—	925,808	1,516,486	—	1,332,246
Receivable for fund shares sold	—	—	—	—	331,767
Dividend tax reclaims receivable	1,930	—	14,749	11,939	998
Total assets	217,580,791	56,002,245	66,366,233	2,856,607	54,361,215
LIABILITIES:
Payable to adviser	113,550	32,254	40,079	1,627	21,074
Payable for investments purchased	—	—	—	—	1,263,730
Payable for capital shares redeemed	—	—	1,542,470	—	—
Payable to custodian	—	31,755	—	—	—
Total liabilities	113,550	64,009	1,582,549	1,627	1,284,804
NET ASSETS	$ 217,467,241	$55,938,236	$64,783,684	$2,854,980	$53,076,411
NET ASSETS CONSISTS OF:
Paid-in capital	$217,955,868	$59,342,161	$68,762,148	$3,193,352	$49,675,637
Total distributable earnings/ (accumulated losses)	(488,627)	(3,403,925)	(3,978,464)	(338,372)	3,400,774
Total net assets	$ 217,467,241	$55,938,236	$64,783,684	$2,854,980	$53,076,411
Net assets	$217,467,241	$55,938,236	$64,783,684	$2,854,980	$53,076,411
Shares issued and outstanding(a)	5,950,000	2,530,000	2,100,000	120,000	1,600,000
Net asset value per share	$36.55	$22.11	$30.85	$23.79	$33.17
COST:
Investments, at cost	$217,415,741	$56,884,105	$61,916,920	$2,765,475	$49,254,472

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

8

Statements of Assets and Liabilities
February 28, 2025(Continued)

	Tema Neuroscience and Mental Health ETF	Tema Oncology ETF
ASSETS:
Investments, at value	$10,927,121	$67,515,039
Foreign currency, at value	11,456	—
Dividends receivable	1,883	91,970
Interest receivable	387	2,150
Receivable for investments sold	—	153,799
Dividend tax reclaims receivable	1,235	7,331
Total assets	10,942,082	67,770,289
LIABILITIES:
Payable to adviser	6,378	38,048
Payable for investments purchased	—	166,611
Total liabilities	6,378	204,659
NET ASSETS	$ 10,935,704	$67,565,630
NET ASSETS CONSISTS OF:
Paid-in capital	$11,120,700	$67,191,471
Total distributable earnings/(accumulated losses)	(184,996)	374,159
Total net assets	$ 10,935,704	$67,565,630
Net assets	$10,935,704	$67,565,630
Shares issued and outstanding(a)	440,000	2,640,000
Net asset value per share	$24.85	$25.59
COST:
Investments, at cost	$11,030,090	$64,002,587
Foreign currency, at cost	$11,394	$—

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

9

Statements of Operations
For the Year Ended February 28, 2025

	Tema American Reshoring ETF	Tema Electrification ETF(a)	Tema GLP-1, Obesity & Cardiometabo lic ETF	Tema Luxury ETF	Tema Monopolies and Oligopolies ETF
INVESTMENT INCOME:
Dividend income	$839,600	$95,155	$422,930	$119,866	$146,733
Dividend tax reclaim	—	—	30,318	10,669	—
Less: Dividend withholding taxes	(4,808)	(23)	(55,914)	(30,355)	(5,341)
Interest income	31,200	9,618	38,882	16,699	8,418
Total investment income	865,992	104,750	436,216	116,879	149,810
EXPENSES:
Investment advisory fee	930,178	55,835	718,776	49,658	94,760
Income tax expense	—	—	—	10	—
Total expenses	930,178	55,835	718,776	49,668	94,760
Expense reimbursement by Adviser	(226,285)	—	(174,797)	(12,392)	(6,287)
Net expenses	703,893	55,835	543,979	37,276	88,473
Net investment income (loss)	162,099	48,915	(107,763)	79,603	61,337
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(228,824)	(1,529,884)	(6,369,811)	(249,754)	187,901
In-kind redemptions	1,549,464	—	3,140,226	35,340	—
Foreign currency transaction	(22,554)	(139)	(18,323)	(5,332)	1,193
Net realized gain (loss)	1,298,086	(1,530,023)	(3,247,908)	(219,746)	189,094
Net change in unrealized appreciation (depreciation) on:
Investments	(2,871,516)	(1,921,900)	(2,469,177)	(490,258)	2,055,955
Foreign currency translation	—	(143)	806	(434)	98
Net change in unrealized appreciation (depreciation)	(2,871,516)	(1,922,043)	(2,468,371)	(490,692)	2,056,053
Net realized and unrealized gain (loss)	(1,573,430)	(3,452,066)	(5,716,279)	(710,438)	2,245,147
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (1,411,331)	$(3,403,151)	$(5,824,042)	$(630,835)	$2,306,484

(a)	The Fund commenced investment operations on December 4, 2024.
The accompanying notes are an integral part of these financial statements.

10

Statements of Operations
For the Year Ended February 28, 2025(Continued)

	Tema Neuroscience and Mental Health ETF	Tema Oncology ETF
INVESTMENT INCOME:
Dividend income	$34,373	$291,192
Dividend tax reclaim	4,537	—
Less: Dividend withholding taxes	(7,465)	(15,365)
Interest income	6,117	18,844
Total investment income	37,562	294,671
EXPENSES:
Investment advisory fee	111,954	408,457
Total expenses	111,954	408,457
Expense reimbursement by Adviser	(27,236)	(99,431)
Net expenses	84,718	309,026
Net investment loss	(47,156)	(14,355)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	67,686	(2,263,139)
In-kind redemptions	—	—
Foreign currency transaction	(1,560)	3,156
Net realized gain (loss)	66,126	(2,259,982)
Net change in unrealized appreciation (depreciation) on:
Investments	(355,187)	635,597
Foreign currency translation	31	693
Net change in unrealized appreciation (depreciation)	(355,156)	636,290
Net realized and unrealized gain (loss)	(289,030)	(1,623,692)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ (336,186)	$(1,638,047)

The accompanying notes are an integral part of these financial statements.

11

Statements of Changes in Net Assets

	Tema American Reshoring ETF		Tema Electrification ETF
	Year Ended February 28, 2025	Period Ended February 29, 2024(a)	Period Ended February 28, 2025(b)
OPERATIONS:
Net investment income (loss)	$162,099	$32,909	$48,915
Net realized gain (loss)	1,298,086	214	(1,530,023)
Net change in unrealized appreciation (depreciation)	(2,871,516)	2,831,843	(1,922,043)
Net increase (decrease) in net assets from operations	(1,411,331)	2,864,966	(3,403,151)
DISTRIBUTIONS TO SHAREHOLDERS:
From Distributable earnings	(367,594)	(28,911)	(774)
Total distributions to shareholders	(367,594)	(28,911)	(774)
CAPITAL TRANSACTIONS:
Subscriptions	211,477,891	9,790,564(c)	59,342,161
Redemptions	(4,859,741)	(100,000)(c)	—
ETF transaction fees (See Note 7)	—	1,397	—
Net increase (decrease) in net assets from capital transactions	206,618,150	9,691,961	59,342,161
Net increase (decrease) in net assets	204,839,225	12,528,016	55,938,236
NET ASSETS:
Beginning of the period	12,628,016	100,000(c)	—
End of the period	$ 217,467,241	$12,628,016	$55,938,236
SHARES TRANSACTIONS:
Subscriptions	5,710,000	374,000	2,530,000
Redemptions	(130,000)	(4,000)(c)	—
Total increase (decrease) in shares outstanding	5,580,000	370,000	2,530,000

(a)	Inception date of the Fund was May 11, 2023.
(b)	Inception date of the Fund was December 4, 2024.
(c)
Beginning capital of $100,000 was contributed by NEOS Investment Management LLC, investment sub-adviser to the Fund, in exchange for 4,000 Shares of the Fund in connection with the seeding of the Trust. The shares were redeemed by the investment sub-adviser on May 16, 2023.

The accompanying notes are an integral part of these financial statements.

12

Statements of Changes in Net Assets(Continued)

	Tema GLP-1, Obesity & Cardiometabolic ETF		Tema Luxury ETF
	Year Ended February 28, 2025	Period Ended February 29, 2024(a)	Year Ended February 28, 2025	Period Ended February 29, 2024(b)
OPERATIONS:
Net investment income (loss)	$(107,763)	$(16,164)	$79,603	$54,956
Net realized gain (loss)	(3,247,908)	244,496	(219,746)	(175,881)
Net change in unrealized appreciation (depreciation)	(2,468,371)	5,296,608	(490,692)	568,096
Net increase (decrease) in net assets from operations	(5,824,042)	5,524,940	(630,835)	447,171
DISTRIBUTIONS TO SHAREHOLDERS:
From Distributable earnings	(1,163,896)	—	(74,693)	(56,013)
Total distributions to shareholders	(1,163,896)	—	(74,693)	(56,013)
CAPITAL TRANSACTIONS:
Subscriptions	41,640,992	42,373,982	871,280	8,053,761
Redemptions	(17,768,292)	—	(5,759,318)	—
ETF transaction fees (See Note 7)	—	—	78	3,549
Net increase (decrease) in net assets from capital transactions	23,872,700	42,373,982	(4,887,960)	8,057,310
Net increase (decrease) in net assets	16,884,762	47,898,922	(5,593,488)	8,448,468
NET ASSETS:
Beginning of the period	47,898,922	—	8,448,468	—
End of the period	$ 64,783,684	$47,898,922	$2,854,980	$8,448,468
SHARES TRANSACTIONS:
Subscriptions	1,250,000	1,420,000	40,000	330,000
Redemptions	(570,000)	—	(250,000)	—
Total increase (decrease) in shares outstanding	680,000	1,420,000	(210,000)	330,000

(a)	Inception date of the Fund was November 21, 2023.
(b)	Inception date of the Fund was May 11, 2023.
The accompanying notes are an integral part of these financial statements.

13

Statements of Changes in Net Assets(Continued)

	Tema Monopolies and Oligopolies ETF		Tema Neuroscience and Mental Health ETF
	Year Ended February 28, 2025	Period Ended February 29, 2024(a)	Year Ended February 28, 2025	Period Ended February 29, 2024(b)
OPERATIONS:
Net investment income (loss)	$61,337	$14,813	$(47,156)	$(5,403)
Net realized gain (loss)	189,094	(14,449)	66,126	17,442
Net change in unrealized appreciation (depreciation)	2,056,053	1,361,023	(355,156)	252,218
Net increase (decrease) in net assets from operations	2,306,484	1,361,387	(336,186)	264,257
DISTRIBUTIONS TO SHAREHOLDERS:
From Distributable earnings	(246,800)	(20,297)	(113,067)	—
Return of capital	—	(4,482)	—	—
Total distributions to shareholders	(246,800)	(24,779)	(113,067)	—
CAPITAL TRANSACTIONS:
Subscriptions	43,640,654	6,039,465	—	11,120,700
Net increase (decrease) in net assets from capital transactions	43,640,654	6,039,465	—	11,120,700
Net increase (decrease) in net assets	45,700,338	7,376,073	(449,253)	11,384,957
NET ASSETS:
Beginning of the period	7,376,073	—	11,384,957	—
End of the period	$ 53,076,411	$7,376,073	$10,935,704	$11,384,957
SHARES TRANSACTIONS:
Subscriptions	1,360,000	240,000	—	440,000
Total increase (decrease) in shares outstanding	1,360,000	240,000	—	440,000

(a)	Inception date of the Fund was May 11, 2023.
(b)	Inception date of the Fund was January 23, 2024.
The accompanying notes are an integral part of these financial statements.

14

Statements of Changes in Net Assets(Continued)

	Tema Oncology ETF
	Year Ended February 28, 2025	Period Ended February 29, 2024(a)
OPERATIONS:
Net investment income (loss)	$(14,355)	$(10,779)
Net realized gain (loss)	(2,259,982)	526,500
Net change in unrealized appreciation (depreciation)	636,290	2,876,655
Net increase (decrease) in net assets from operations	(1,638,047)	3,392,376
DISTRIBUTIONS TO SHAREHOLDERS:
From Distributable earnings	(1,281,756)	(98,414)
Total distributions to shareholders	(1,281,756)	(98,414)
CAPITAL TRANSACTIONS:
Subscriptions	51,605,583	15,585,888
Net increase (decrease) in net assets from capital transactions	51,605,583	15,585,888
Net increase (decrease) in net assets	48,685,780	18,879,850
NET ASSETS:
Beginning of the period	18,879,850	—
End of the period	$ 67,565,630	$18,879,850
SHARES TRANSACTIONS:
Subscriptions	1,970,000	670,000
Total increase (decrease) in shares outstanding	1,970,000	670,000

(a)	Inception date of the Fund was August 15, 2023.
The accompanying notes are an integral part of these financial statements.

15

Tema American Reshoring ETF
Financial Highlights

	Year Ended February 28, 2025	Period Ended February 29, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$34.13	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.06	0.10
Net realized and unrealized gain (loss) on investments(c)	2.46	9.11
Total from investment operations	2.52	9.21
LESS DISTRIBUTIONS FROM:
Net investment income	(0.02)	(0.08)
Net realized gains	(0.08)	—
Total distributions	(0.10)	(0.08)
ETF transaction fees per share	—	0.00(d)
Net asset value, end of period	$36.55	$34.13
Total return(e)	7.35%	36.88%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$217,467	$12,628
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.99%	0.99%
After expense reimbursement/recoupment(f)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(f)	0.17%	0.43%
Portfolio turnover rate(e)(g)	37%	—%

(a)	Inception date of the Fund was May 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

16

Tema Electrification ETF
Financial Highlights

Period Ended February 28, 2025(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.04
Net realized and unrealized gain (loss) on investments(c)	(2.93)
Total from investment operations	(2.89)
LESS DISTRIBUTIONS FROM:
Net investment income	(0.00)(g)
Net asset value, end of period	$22.11
Total return(d)	−11.56%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$55,938
Ratio of expenses to average net assets(e)	0.75%
Ratio of net investment income (loss) to average net assets(e)	0.66%
Portfolio turnover rate(d)(f)	37%

(a)	Inception date of the Fund was December 4, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)	Amount represents less than $0.005 per share.
The accompanying notes are an integral part of these financial statements.

17

Tema GLP-1, Obesity & Cardiometabolic ETF
Financial Highlights

	Year Ended February 28, 2025	Period Ended February 29, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$33.73	$26.47
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.05)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	(2.36)	7.28
Total from investment operations	(2.41)	7.26
LESS DISTRIBUTIONS FROM:
Net investment income	(0.14)	—
Net realized gains	(0.33)	—
Total distributions	(0.47)	—
Net asset value, end of period	$30.85	$33.73
Total return(d)	−7.20%	27.43%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$64,784	$47,899
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.99%	0.99%
After expense reimbursement/recoupment(e)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.15)%	(0.25)%
Portfolio turnover rate(d)(f)	85%	8%

(a)	Inception date of the Fund was November 21, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

18

Tema Luxury ETF
Financial Highlights

	Year Ended February 28, 2025	Period Ended February 29, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.60	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.38	0.18
Net realized and unrealized gain (loss) on investments(c)	(1.57)	0.58
Total from investment operations	(1.19)	0.76
LESS DISTRIBUTIONS FROM:
Net investment income	(0.62)	(0.17)
Total distributions	(0.62)	(0.17)
ETF transaction fees per share	0.00(d)	0.01
Net asset value, end of period	$23.79	$25.60
Total return(e)	−4.51%	3.15%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$2,855	$8,448
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(f)	0.99%	0.99%
After expense reimbursement/recoupment(f)	0.74%	0.75%
Ratio of net investment income (loss) to average net assets(f)	1.59%	0.97%
Portfolio turnover rate(e)(g)	40%	29%

(a)	Inception date of the Fund was May 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

19

Tema Monopolies and Oligopolies ETF
Financial Highlights

	Year Ended February 28, 2025	Period Ended February 29, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$30.73	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.13	0.07
Net realized and unrealized gain (loss) on investments(c)	2.94	5.76
Total from investment operations	3.07	5.83
LESS DISTRIBUTIONS FROM:
Net investment income	(0.12)	(0.08)
Net realized gains	(0.51)	—
Return of capital	—	(0.02)
Total distributions	(0.63)	(0.10)
Net asset value, end of period	$33.17	$30.73
Total return(d)	10.02%	23.38%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$53,076	$7,376
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.63%	0.99%
After expense reimbursement/recoupment(e)	0.58%	0.75%
Ratio of net investment income (loss) to average net assets(e)	0.41%	0.31%
Portfolio turnover rate(d)(f)	29%	6%

(a)	Inception date of the Fund was May 11, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

20

Tema Neuroscience and Mental Health ETF
Financial Highlights

	Year Ended February 28, 2025	Period Ended February 29, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$25.87	$25.35
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.11)	(0.02)
Net realized and unrealized gain (loss) on investments(c)	(0.65)	0.54
Total from investment operations	(0.76)	0.52
LESS DISTRIBUTIONS FROM:
Net realized gains	(0.26)	—
Total distributions	(0.26)	—
Net asset value, end of period	$24.85	$25.87
Total return(d)	−2.98%	2.07%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$10,936	$11,385
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.99%	0.99%
After expense reimbursement/recoupment(e)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.42)%	(0.58)%
Portfolio turnover rate(d)(f)	29%	2%

(a)	Inception date of the Fund was January 23, 2024.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

21

Tema Oncology ETF
Financial Highlights

	Year Ended February 28, 2025	Period Ended February 29, 2024(a)
PER SHARE DATA:
Net asset value, beginning of period	$28.18	$25.12
INVESTMENT OPERATIONS:
Net investment loss(b)	(0.01)	(0.03)
Net realized and unrealized gain (loss) on investments(c)	(1.85)	3.23
Total from investment operations	(1.86)	3.20
LESS DISTRIBUTIONS FROM:
Net investment income	(0.50)	(0.13)
Net realized gains	(0.23)	(0.01)
Total distributions	(0.73)	(0.14)
Net asset value, end of period	$25.59	$28.18
Total return(d)	−6.64%	12.84%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$67,566	$18,880
Ratio of expenses to average net assets:
Before expense reimbursement/recoupment(e)	0.99%	0.99%
After expense reimbursement/recoupment(e)	0.75%	0.75%
Ratio of net investment income (loss) to average net assets(e)	(0.03)%	(0.18)%
Portfolio turnover rate(d)(f)	95%	26%

(a)	Inception date of the Fund was August 15, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the period.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

22

Notes to the Financial Statements
February 28, 2025
NOTE 1 – ORGANIZATION
The Tema ETF Trust (the “Trust”) was organized as a Delaware statutory trust on July 25, 2022 and is authorized to issue multiple series or portfolios. The Trust is an open-end investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). As of the date of this Report, the Trust consists of seven operational exchange-traded funds (“ETFs”): Tema American Reshoring ETF (“RSHO”), Tema Electrification ETF (“VOLT”), Tema GLP-1, Obesity & Cardiometabolic ETF (“HRTS”), Tema Luxury ETF (“LUX”), Tema Monopolies and Oligopolies ETF (“TOLL”), Tema Neuroscience and Mental Health ETF (“MNTL”), and Tema Oncology ETF (“CANC”) (collectively, the “Funds” or individually, a “Fund”). These financial statements relate only to the Funds. The Funds are each non-diversified management investment companies under the 1940 Act. The investment objective of RSHO, VOLT, HRTS, LUX, TOLL, MNTL and CANC is to seek to provide long-term growth.
Tema ETFs LLC (the “Adviser”) is the investment adviser to each Fund. Tema Global Limited, an affiliate of the Adviser, was the prior investment adviser to each Fund.
NEOS Investment Management, LLC is the investment sub-adviser to each Fund.
NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Trust follows accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, “Financial Services – Investment Companies” including Accounting Standards Update 2013-08.
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).
A.
Investment Valuation. The net asset value (“NAV”) of each Fund’s shares is calculated each business day as of the close of regular trading on the New York Stock Exchange (“NYSE”), generally 4:00 p.m., Eastern Time. NAV per share is computed by dividing the net assets of each Fund by each Fund’s number of shares outstanding.

When calculating the NAV of each Fund’s shares, securities held by the Funds are valued at market quotations when reliable market quotations are readily available. Exchange traded securities and instruments (including equity securities, depositary receipts and ETFs) are generally valued at the last reported sale price on the principal exchange on which such securities are traded (at the NASDAQ Official Closing Price for NASDAQ listed securities), as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean of the most recent bid and asked prices. Over-the-counter securities and instruments not traded on an exchange are generally valued at the last traded price. Investments in open-end regulated investment companies (including money market funds) are valued at that day’s published NAV. In the absence of a recorded transaction sale price; or if the last sale price is unavailable, securities are valued at the mean between last bid and ask, as quoted. If an ask price is unavailable, the last bid price is used. Generally, trading in foreign instruments is substantially completed each day at various times prior to the close of trading on the NYSE. Each business day, the Funds use current market factors supplied by independent pricing services to value certain foreign instruments. Such valuations would typically be categorized as Level 1 or Level 2 in the fair value hierarchy described below.
When reliable market quotations are not readily available, securities are priced at their fair value as determined in good faith by the Adviser in accordance with the Trust’s valuation guidelines. Pursuant to Rule 2a-5 under the 1940 Act, each Fund has designated the Adviser as its “Valuation Designee” to perform all of the fair value determinations as well as to perform all of the responsibilities that may be performed by the Valuation Designee in accordance with Rule 2a-5. The Valuation Designee is authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are unreliable. The Funds may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or

23

Notes to the Financial Statements
February 28, 2025(Continued)
halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security is materially different than the value that could be realized upon the sale of such security. As of February 28, 2025, there were no securities internally fair valued and/or valued using a Level 2 or Level 3 valuation.
Investments in open-end regulated investment companies (including money market funds) are valued at NAV. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below.
The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs).
The three levels defined by the hierarchy are as follows:
Level 1 –	Quoted prices in active markets for identical assets that the Funds have the ability to access.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used to value each Fund’s investments as of February 28, 2025:
Tema American Reshoring ETF

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$215,801,194	$ —	$ —	$215,801,194
Short-term Investments	1,574,880	—	—	1,574,880
Total Investments	$217,376,074	$—	$—	$217,376,074

Tema Electrification ETF

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$54,962,206	$ —	$ —	$54,962,206
Total Investments	$54,962,206	$—	$—	$54,962,206

Tema GLP-1, Obesity & Cardiometabolic ETF

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$64,418,126	$ —	$ —	$64,418,126
Short-term Investments	326,436	—	—	326,436
Total Investments	$64,744,562	$—	$—	$64,744,562

24

Notes to the Financial Statements
February 28, 2025(Continued)
Tema Luxury ETF

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$2,553,836	$ —	$ —	$2,553,836
Preferred Stocks	19,541	—	—	19,541
Short-term Investments	269,880	—	—	269,880
Total Investments	$2,843,257	$—	$—	$2,843,257

Tema Monopolies and Oligopolies ETF

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$52,072,347	$ —	$ —	$52,072,347
Short-term Investments	599,216	—	—	599,216
Total Investments	$52,671,563	$—	$—	$52,671,563

Tema Neuroscience and Mental Health ETF

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$10,806,307	$ —	$ —	$10,806,307
Short-term Investments	120,814	—	—	120,814
Total Investments	$10,927,121	$—	$—	$10,927,121

Tema Oncology ETF

	Level 1	Level 2	Level 3	Total
Assets
Investments:
Common Stocks	$67,173,591	$ —	$ —	$67,173,591
Short-term Investments	341,448	—	—	341,448
Total Investments	$67,515,039	$—	$—	$67,515,039

Refer to the Schedule of Investments for further disaggregation of investment categories.
B.
Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. The Funds’ assets and liabilities in foreign currencies are translated into U.S. dollars at the prevailing exchange rate at the valuation date. Transactions denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rate on the date of the transaction. The Funds’ income earned and expenses incurred in foreign denominated currencies are translated into U.S. dollars at the prevailing exchange rate on the date of such activity.

The Funds do not isolate that portion of the results of operations arising from changes in the foreign exchange rates on investments from the fluctuations that result from changes in the market prices of investments held or sold during the period. Accordingly, such foreign currency gains (losses) are included in the reported net realized gain (loss) on investments in securities and net change in unrealized appreciation (depreciation) on investments in securities on the Statements of Operations.
Net realized gains (losses) on foreign currency transactions reported on the Statements of Operations arise from sales of foreign currency, including foreign exchange contracts, net currency gains and losses realized

25

Notes to the Financial Statements
February 28, 2025(Continued)
between the trade and settlement dates on securities transactions and the difference in the amounts of dividends and foreign withholding taxes recorded on the Funds’ books and the U.S. dollar equivalent of the amounts actually received or paid. Net changes in unrealized appreciation (depreciation) on translation of assets and liabilities denominated in foreign currencies reported on the Statements of Operations arise from changes (due to the changes in the exchange rate) in the value of foreign currency and assets and liabilities (other than investments) denominated in foreign currencies, which are held at year end.
C.
Use of Estimates. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statement. Actual results could differ from those estimates.

D.
Federal Income Taxes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended. If so qualified, the Funds will not be subject to federal income tax to the extent each Fund distributes substantially all its taxable net investment income and net capital gains to its shareholders. Therefore, no provision for federal income tax should be required. Management of the Funds is required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that there are no significant uncertain tax positions that would require recognition in the financial statements as of the fiscal period ended February 28, 2025. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense on the Statements of Operations. Management of the Funds are required to determine whether a tax position taken by the Funds is more likely than not to be sustained upon examination by the applicable taxing authority. Based on its analysis, Management has concluded that the Funds do not have any unrecognized tax benefits or uncertain tax positions that would require a provision for income tax. Accordingly, the Funds did not incur any interest or penalties for the year ended February 28, 2025.

E.
Distributions to Shareholders. Each Fund expects to declare and distribute all of its net investment income, if any, to shareholders as dividends at least annually on the ex-date. The Funds will distribute net realized capital gains, if any, annually. The Funds may distribute such income dividends and capital gains more frequently, if necessary, to reduce or eliminate federal excise or income taxes on the Funds.

The amount of any distribution will vary, and there is no guarantee the Funds will pay either an income dividend or a capital gains distribution.
F.
Reclassification of Capital Accounts. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share and are primarily due to differing book and tax treatments for in-kind redemptions. For the year ended February 28, 2025, the following adjustments were made:

	Distributable Earnings (Accumulated Loss)	Paid-in Capital
Tema American Reshoring ETF	$(1,545,757)	$1,545,757
Tema Electrification ETF	$—	$—
Tema GLP-1, Obesity & Cardiometabolic ETF	$(2,515,466)	$2,515,466
Tema Luxury ETF	$(26,727)	$26,727
Tema Monopolies and Oligopolies ETF	$—	$—
Tema Neuroscience and Mental Health ETF	$—	$—
Tema Oncology ETF	$—	$—

26

Notes to the Financial Statements
February 28, 2025(Continued)
NOTE 3 – INVESTMENT ADVISORY AND OTHER AGREEMENTS
Management
The Adviser acts as each Fund’s investment adviser pursuant to an investment advisory agreement with the Trust (the “Investment Advisory Agreement”).
NEOS Investment Management, LLC (the “Sub-Adviser”) acts as the sub-adviser to each of the Funds pursuant to investment sub-advisory agreement with the Adviser (the “Sub-Advisory-Agreement”).
Under an investment advisory agreement between the Trust, on behalf of each Fund, and the Adviser (the “Management Agreement”), the Adviser provides investment advisory services to the Funds, including providing oversight of the Sub-Adviser, as well as daily monitoring of the purchase and sale of securities by the Sub-Adviser for the Funds and regular review of the Sub-Adviser’s performance. The Management Agreement provides that the Adviser will furnish investment advisory services in connection with the management of the Funds. The Adviser provides portfolio management services, including developing investment recommendations, and provides certain administrative services as well as overseeing and monitoring the nature and quality of the services provided by other service providers to the Funds. The Adviser performs compliance monitoring services to help each Fund maintain compliance with applicable laws and regulations and provides services related to, among others, the valuation of Fund securities, risk management and oversight of trade execution and brokerage services carried out by the Sub-Adviser.
Pursuant to the Investment Advisory Agreement, RSHO, LUX, MNTL, HRTS, and CANC paid the Adviser a monthly unitary management fee at an annual rate of 0.99%, based on each Fund’s average daily net assets. For the period March 1, 2024 through June 30, 2024, TOLL paid the Adviser a monthly unitary management fee at an annual rate of 0.99%, based on the Fund’s average daily net assets. For the period July 1, 2024 through February 28, 2025, TOLL paid the Adviser a monthly unitary management fee at an annual rate of 0.55%, based on the Fund’s average daily net assets. For the period December 4, 2024 through February 28, 2025, VOLT paid the Advisor a monthly unitary management fee at an annual rate of 0.75%, based on the Fund’s average daily net assets.
Under the Investment Advisory Agreement, the Adviser has agreed to pay all operating expenses of each Fund, except for certain expenses, including but not limited to, interest expenses, taxes, brokerage expenses, future Rule 12b-1 fees (if any), and the management fee payable to the Adviser under the Investment Advisory Agreement.
Pursuant to the Sub-Advisory Agreement, the Adviser compensates the Sub-Adviser out of the management fees it receives from the Funds.
The Adviser has contractually agreed to waive its fees and reimburse expenses to the extent necessary to keep total annual operating expenses for RSHO, LUX, MNTL, HRTS, and CANC including acquired fund fees and expenses for money market funds (excluding acquired fund fees and expenses of investment companies other than money market funds, amounts payable pursuant to any plan adopted in accordance with Rule 12b-1, interest expense, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and extraordinary expenses) from exceeding 0.75% of the average daily net assets of the Fund until at least June 28, 2025 for RSHO and LUX, and until at least June 28, 2027 for MNTL, HRTS, and CANC. Effective July 1, 2024, the management fee for TOLL was lowered to 0.55% from 0.99% and the fee waiver of 0.75% was terminated. These voluntary waivers may be terminated at any time without notice, provided that the Adviser may not terminate the fee waiver during the contractual period. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Funds in the three years following the date the waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment.

27

Notes to the Financial Statements
February 28, 2025(Continued)
For the year ended February 28, 2025, the table below represents the amount each Fund incurred in management fees:

Management Fees
Tema American Reshoring ETF	$930,178
Tema Electrification ETF	$55,835
Tema GLP-1, Obesity & Cardiometabolic ETF	$718,776
Tema Luxury ETF	$49,658
Tema Monopolies and Oligopolies ETF	$94,760
Tema Neuroscience and Mental Health ETF	$111,954
Tema Oncology ETF	$408,457

Each Fund has agreed that it will repay the Adviser for fees and expenses waived or reimbursed for each Fund pursuant to the contractual expense limitation described above. Such repayment would increase each Fund’s expenses and would appear on the Statements of Operations as “Repayment of prior expenses waived and/or reimbursed by the Adviser.” However, repayment would only occur up to the point of each Fund’s expense cap.
Any such repayment must be made within three years from the date the expense was borne by the Adviser. Any such repayment made under any prior expense cap cannot cause each Fund’s Operating Expenses to exceed the lower of 0.75% of average daily net assets or the annual rate of daily net assets for each Fund under the terms of a prior expense cap. For the period ended February 28, 2025, the Funds did not repay expenses to the Adviser.
As of February 28, 2025, the amounts eligible for repayment and the associated period of expiration are as follows:

	Expires February 29, 2028	Expires February 28, 2027
Tema American Reshoring ETF	$226,285	$18,237
Tema GLP-1, Obesity & Cardiometabolic ETF	$174,797	$15,517
Tema Luxury ETF	$12,392	$13,558
Tema Monopolies and Oligopolies ETF*	$6,287	$11,618
Tema Neuroscience and Mental Health ETF	$27,236	$2,218
Tema Oncology ETF	$99,431	$14,178

*	Contractual waiver for Fund was removed effective July 1, 2024. These fees will not be able to be recouped.
Administrator, Custodian, Transfer Agent and Accounting Agent
U.S. Bancorp Fund Services, LLC dba U.S. Bank Global Fund Services (“Fund Services”), an indirect wholly-owned subsidiary of U.S. Bancorp, serves as the Funds’ administrator and, in that capacity performs various administrative and accounting services for the Funds. Fund Services also serves as the Funds’ fund accountant, transfer agent, dividend disbursing agent and registrar. Fund Services prepares various federal and state regulatory filings, reports and returns for the Funds, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the trustees; monitors the activities of the Funds’ custodian, transfer agent and accountants; reviews the Funds’ advisory fee expense accrual and coordinates the preparation and payment of the advisory fees. U.S. Bank, N.A., an affiliate of Fund Services, serves as the Funds’ custodian. For the period ended February 28, 2025, there were no fees incurred by the Funds from the service providers described above as the Adviser bore all such costs.
Distributor and Fund Officers
Foreside Fund Services, LLC (the “Distributor”) serves as the principal underwriter for shares of the Funds and acts as each Fund’s distributor in a continuous public offering of the Funds’ shares and serves as the distributor of Creation Units for the Funds. Shares are continuously offered for sale by the Trust through the Distributor only in Creation Units, as described further in Note 7. Shares in less than Creation Units are not distributed by the Distributor.

28

Notes to the Financial Statements
February 28, 2025(Continued)
The Distributor is a broker-dealer registered under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority, Inc. (“FINRA”).
Foreside Fund Officer Services, LLC, an affiliate of the Distributor, provides the Trust with a Chief Compliance Officer and Principal Financial Officer.
NOTE 4 – RELATED PARTIES
As of February 28, 2025, certain officers and Trustees of the Trust were also officers or employees of the Adviser or affiliated with the Distributor, and received no fees from the Trust for serving as officers.
NOTE 5 – PURCHASES AND SALES OF SECURITIES
The costs of purchases and sales of securities, excluding short-term securities and in-kind transactions, during the year ended February 28, 2025, were as follows:

	Purchases	Sales
Tema American Reshoring ETF	$36,229,479	$35,726,634
Tema Electrification ETF	16,253,358	14,798,959
Tema GLP-1, Obesity & Cardiometabolic ETF	59,894,415	60,170,948
Tema Luxury ETF	1,857,071	2,469,467
Tema Monopolies and Oligopolies ETF	4,772,586	5,059,867
Tema Neuroscience and Mental Health ETF	3,291,803	3,424,308
Tema Oncology ETF	39,867,248	40,533,369

The costs of purchases and sales of in-kind transactions, during the year ended February 28, 2025, were as follows:

	Purchases In-Kind	Sales In-Kind
Tema American Reshoring ETF	$209,130,348	$4,831,481
Tema Electrification ETF	56,997,680	—
Tema GLP-1, Obesity & Cardiometabolic ETF	40,762,623	17,498,270
Tema Luxury ETF	658,135	5,026,491
Tema Monopolies and Oligopolies ETF	42,917,362	—
Tema Neuroscience and Mental Health ETF	—	—
Tema Oncology ETF	50,794,700	—

NOTE 6 – TAX MATTERS
The tax character of the distributions paid during the year ended February 28, 2025 and February 29, 2024 are as follows:

	Period Ended February 28, 2025		Period Ended February 29, 2024
	Ordinary Income	Capital Gains	Ordinary Income	Return of Capital
Tema American Reshoring ETF	$200,128	$167,466	$28,911	$—
Tema Electrification ETF	774	—	—	—
Tema GLP-1, Obesity & Cardiometabolic ETF	1,163,896	—	—	—
Tema Luxury ETF	74,693	—	56,013	—
Tema Monopolies and Oligopolies ETF	246,800	—	20,297	4,482
Tema Neuroscience and Mental Health ETF	113,067	—	—	—
Tema Oncology ETF	1,281,756	—	98,414	—

29

Notes to the Financial Statements
February 28, 2025(Continued)
Net capital losses incurred after October 31 and late year losses incurred after December 31 and within the taxable year are deemed to arise on the first business day of each Fund’s next taxable year. For the year ended February 28, 2025, Tema American Reshoring ETF, Tema GLP-1, Obesity & Cardiometabolic ETF, and Tema Neuroscience and Mental Health ETF had $396,799, $6,027,168, and $37,413 respectively of Post-October Capital losses. There were no late year losses. Capital loss carry forwards will retain their character as either short-term or long-term capital losses. At February 28, 2025, the following capital loss carry forwards were available:

	Indefinite Short-Term Losses	Indefinite Long-Term Losses	Total
Tema American Reshoring ETF	$—	$—	$—
Tema Electrification ETF	1,267,414	—	1,267,414
Tema GLP-1, Obesity & Cardiometabolic ETF	—	—	—
Tema Luxury ETF	50,470	358,976	409,446
Tema Monopolies and Oligopolies ETF	—	—	—
Tema Neuroscience and Mental Health ETF	—	—	—
Tema Oncology ETF	1,549,811	216,132	1,765,943

As of February 28, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Tema American Reshoring ETF	Tema Electrification ETF	Tema GLP-1, Obesity & Cardiometabolic ETF	Tema Luxury ETF	Tema Monopolies and Oligopolies ETF	Tema Neuroscience and Mental Health ETF	Tema Oncology ETF
Federal income tax cost of investments*	$217,528,487	$57,146,575	$62,696,453	$2,771,805	$49,309,654	$11,074,735	$65,435,377
Aggregate gross unrealized appreciation	9,455,490	1,352,810	8,080,034	350,362	4,389,606	1,571,951	7,916,349
Aggregate gross unrealized (depreciation)	(9,607,909)	(3,537,323)	(6,031,330)	(279,288)	(1,027,712)	(1,719,534)	(5,836,194)
Net unrealized appreciation (depreciation)	(152,419)	(2,184,513)	2,048,704	71,074	3,361,894	(147,583)	2,080,155
Undistributed Ordinary Income	60,590	48,002	—	—	38,880	—	59,947
Undistributed Long Term Capital Gains	—	—	—	—	—	—	—
Distributable earnings	60,590	48,002	—	—	38,880	—	59,947
Accumulated capital and other gain/(loss)	(396,798)	(1,267,414)	(6,027,168)	(409,446)	—	(37,413)	(1,765,943)
Total distributable earnings (accumulated loss)	$(488,627)	$(3,403,925)	$(3,978,464)	$(338,372)	$3,400,774	$(184,996)	$374,159

*	Represents cost for federal income tax purposes and differs from the cost for financial reporting purposes due to wash sales and passive foreign investment companies (PFICs).
NOTE 7 – SHARE TRANSACTIONS
Each Fund currently offers one class of shares, which has no front-end sales loads, no deferred sales charges, and no redemption fees. The standard fixed transaction fees for RSHO. VOLT, HRTS, and MNTL are $300, and for LUX, TOLL, and CANC are $500, payable to the Custodian. Additionally, a variable transaction fee may be charged by the Funds of up to a maximum of 2% of the value of the Creation Units (inclusive of any transaction fees charged), for each creation or redemption. Variable transaction fees are imposed to compensate the Funds for certain transaction costs and market impact expenses related to the investing in portfolio securities associated with creation and redemption

30

Notes to the Financial Statements
February 28, 2025(Continued)
transactions. The Adviser, subject to the approval of the Board, may adjust or waive the transaction fees from time to time. The Funds may each issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Funds have equal rights and privileges.
Shares of TOLL are listed and traded on the Cboe BZX Exchange, Inc., shares of RSHO and LUX are listed and traded on the NYSE Arca, Inc. and shares of VOLT, HRTS, CANC, and MNTL are traded on the NASDAQ Stock Market LLC (the “Exchanges”). Market prices for the shares may be different from their NAV. The Funds will issue and redeem shares on a continuous basis at NAV only in large blocks of shares, typically 10,000 shares, called “Creation Units.” Creation Unit transactions are conducted in exchange for the deposit or delivery of a designated basket of in-kind securities and/or cash. Once created, shares generally will trade in the secondary market in amounts less than a Creation Unit and at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Funds. Shares of the Funds may only be purchased or redeemed by certain financial institutions (“Authorized Participants”). An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation (“NSCC”) or (ii) a participant in the Depository Trust Company (“DTC”) and, in each case, must have executed a Participant Agreement with the Funds’ Distributor. Retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem shares directly from the Funds. Rather, retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees.
For the year ended February 28, 2025, the table below represents the amount of variable rate transaction fees each Fund assessed:

Variable Rate Transaction Fees
Tema American Reshoring ETF	$ —
Tema Electrification ETF	—
Tema GLP-1, Obesity & Cardiometabolic ETF	—
Tema Luxury ETF	78
Tema Monopolies and Oligopolies ETF	—
Tema Neuroscience and Mental Health ETF	—
Tema Oncology ETF	—

NOTE 8 – BENEFICIAL OWNERSHIP
The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of the date of these financial statements, the Adviser has no voting power of the shares outstanding of the Funds. Additionally, as of the date of these financial statements, the sub-adviser has no voting power of the shares outstanding of the Funds.
NOTE 9 – PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. The Funds are subject to the principal risks, any of which may adversely affect each Fund’s NAV, trading price, yield, total return and ability to meet their investment objectives. A description of principal risks is included in each prospectus under the heading “Principal Investment Risks”.
NOTE 10 – GUARANTEES AND INDEMNIFICATIONS
In the normal course of business, the Trust, on behalf of the Funds, enters into contracts with third-party service providers that contain a variety of representations and warranties and that provide general indemnifications. Additionally, under the Trust organizational documents, the officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. The Funds’ maximum exposure under these arrangements is unknown, as it involves possible future claims that may or may not be made against the Funds. The

31

Notes to the Financial Statements
February 28, 2025(Continued)
Adviser is of the view that the risk of loss to the Funds in connection with the Funds’ indemnification obligations is remote; however, there can be no assurance that such obligations will not result in material liabilities that adversely affect the Funds.
NOTE 11 – ACCOUNTING PRONOUNCEMENTS AND/OR REGULATORY UPDATES
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entityas a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
NOTE 12 – SUBSEQUENT EVENTS
Management has evaluated subsequent events and transactions for potential recognition or disclosure through the date the financial statements were issued and has determined that there are no material events that would require recognition or disclosure in the Funds’ financial statements.

32

Report of Independent Registered Public Accounting Firm
To the Shareholders and Board of Trustees of
Tema ETF Trust
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Tema ETF Trust comprising the funds listed below (the “Funds”) as of February 28, 2025, the related statements of operations, the statements of changes in net assets, the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of February 28, 2025, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Tema GLP-1, Obesity & Cardiometabolic ETF (formerly Tema Obesity & Cardiometabolic ETF)	For the year ended February 28, 2025	For the year ended February 28, 2025, and the period November 21, 2023 (commencement of operations) through February 29, 2024	For the year ended February 28, 2025, and the period November 21, 2023 (commencement of operations) through February 29, 2024
Tema Oncology ETF	For the year ended February 28, 2025	For year ended February 28, 2025, and the period August 15, 2023 (commencement of operations) through February 29, 2024	For year ended February 28, 2025, and the period August 15, 2023 (commencement of operations) through February 29, 2024
Tema Neuroscience and Mental Health ETF	For the year ended February 28, 2025	For the year ended February 28, 2025, and the period January 23, 2024 (commencement of operations) through February 29, 2024	For the year ended February 28, 2025, and the period January 23, 2024 (commencement of operations) through February 29, 2024
Tema American Reshoring ETF, Tema Monopolies and Oligopolies ETF, and Tema Luxury ETF	For the year ended February 28, 2025	For the year ended February 28, 2025, and the period May 11, 2023 (commencement of operations) through February 29, 2024	For the year ended February 28, 2025, and the period May 11, 2023 (commencement of operations) through February 29, 2024
Tema Electrification ETF	For the period December 4, 2024 (commencement of operations) through February 28, 2025	For the period December 4, 2024 (commencement of operations) through February 28, 2025	For the period December 4, 2024 (commencement of operations) through February 28, 2025

Basis for Opinion
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

33

Report of Independent Registered Public Accounting Firm(Continued)
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
We have served as the Funds’ auditor since 2023.

COHEN & COMPANY, LTD.
Philadelphia, Pennsylvania
April 28, 2025

34

Other Non-Audited Information
February 28, 2025 (Unaudited)
TAX INFORMATION
For the year ended February 28, 2025, certain dividends paid by the Funds may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentages of dividends declared from ordinary income designated as qualified dividend income were as follows:

Tema American Reshoring ETF	100%
Tema Electrification ETF	100%
Tema GLP-1, Obesity & Cardiometabolic ETF	38.36%
Tema Luxury ETF	100%
Tema Monopolies and Oligopolies ETF	51%
Tema Neuroscience and Mental Health ETF	31.21%
Tema Oncology ETF	2.40%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the year ended February 28, 2025 were as follows:

Tema American Reshoring ETF	100%
Tema Electrification ETF	100%
Tema GLP-1, Obesity & Cardiometabolic ETF	18.42%
Tema Luxury ETF	7.22%
Tema Monopolies and Oligopolies ETF	38.15%
Tema Neuroscience and Mental Health ETF	7.76%
Tema Oncology ETF	1.38%

For the year ended February 28, 2025, the percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Code Section 871(k)(2)(C) for the Funds were as follows:

Tema American Reshoring ETF	58.44%
Tema Electrification ETF	—%
Tema GLP-1, Obesity & Cardiometabolic ETF	69.55%
Tema Luxury ETF	—%
Tema Monopolies and Oligopolies ETF	80.91%
Tema Neuroscience and Mental Health ETF	100%
Tema Oncology ETF	31.40%

FOREIGN TAX CREDIT PASS THROUGH
Pursuant to Section 853 of the Internal Revenue Code, the following Funds designate the following amounts as foreign taxes paid for the year ended February 28, 2025. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes:

Fund	Gross Foreign Source Income	Foreign Taxes Passthrough	Gross Foreign Source Income	Foreign Taxes Passthrough	Shares Outstanding at 2/28/2025
Tema Luxury ETF	$113,345	$9,252	$0.94	$0.08	120,000

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS
Information regarding how often shares of the Funds traded on the Exchanges at a price above (i.e., at a premium) or below (i.e., at a discount) the NAV of the Funds are available on the Funds’ website at www.temaetfs.com.

35

Other Non-Audited Information
February 28, 2025 (Unaudited)(Continued)
PROXY VOTING POLICIES AND PROCEDURES
A description of the policies and procedures the Funds uses to determine how to vote proxies relating to portfolio securities is provided in the Statements of Additional Information (“SAIs”). The SAI is available without charge upon request by calling toll-free at (833) 833-1311, by accessing the SEC’s website at http://www.sec.gov, or by accessing the Funds’ website at www.temaetfs.com. Information on how the Funds’ voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request, by calling (833) 833-1311 or by accessing the website of the SEC.

36

Changes in and Disagreements with Accountants for Open-End Management Investment Companies (Unaudited)
An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the information concerning changes in and disagreements with accountants and on accounting and financial disclosure required by Item 304 of Regulation S-K [17 CFR 229.304].
Response: This is not applicable to the Registrant.

37

Proxy Disclosures for Open-End Management Investment Companies
If any matter was submitted during the period covered by the report to a vote of shareholders of an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A], through the solicitation of proxies or otherwise, the company must furnish the following information:
(1)
The date of the meeting and whether it was an annual or special meeting.
(2)
If the meeting involved the election of directors, the name of each director elected at the meeting and the name of each other director whose term of office as a director continued after the meeting.
(3)
A brief description of each matter voted upon at the meeting and the number of votes cast for, against or withheld, as well as the number of abstentions and broker non-votes as to each such matter, including a separate tabulation with respect to each matter or nominee for office.
Response: This is not applicable to the Registrant.

38

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies (Unaudited)
Unless the following information is disclosed as part of the financial statements included in Item 7, an open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must disclose the aggregate remuneration paid by the company during the period covered by the report to:
(1)
All directors and all members of any advisory board for regular compensation;
(2)
Each director and each member of an advisory board for special compensation;
(3)
All officers; and
(4)
Each person of whom any officer or director of the Fund is an affiliated person
Response: Each current Independent Trustee is paid an annual retainer of $12,500 for his or her services as a Board member to the Trust, together with out-of-pocket expenses in accordance with the Board’s policy on travel and other business expenses relating to attendance at meetings.
Independent Trustee fees are paid by the Adviser to each series of the Trust through the applicable adviser’s unitary management fee, and not by the Fund. Annual Trustee fees may be reviewed periodically and changed by the Board.
The Trust does not have a bonus, profit sharing, pension or retirement plan.

39

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)
If the board of directors approved any investment advisory contract during the Fund’s most recent fiscal half-year, discuss in reasonable detail the material factors and the conclusions with respect there to that formed the basis for the board’s approval. Include the following in the discussion:
(1) Factors relating to both the board’s selection of the investment adviser and approval of the advisory fee and any other amounts to be paid by the Fund under the contract. These factors would include, but not be limited to, a discussion of the nature, extent, and quality of the services to be provided by the investment adviser; the investment performance of the Fund and the investment adviser; the costs of the services to be provided and profits to be realized by the investment adviser and its affiliates from the relationship with the Fund; the extent to which economies of scale would be realized as the Fund grows; and whether fee levels reflect these economies of scale for the benefit of Fund investors. Also indicate in the discussion whether the board relied upon comparisons of the services to be rendered and the amounts to be paid under the contract with those under other investment advisory contracts, such as contracts of the same 14 and other investment advisers with other registered investment companies or other types of clients (e.g., pension funds and other institutional investors). If the board relied upon such comparisons, describe the comparisons and how they assisted the board in concluding that the contract should be approved; and
(2) If applicable, any benefits derived or to be derived by the investment adviser from the relationship with the Fund such as soft dollar arrangements by which brokers provide research to the Fund or its investment adviser in return for allocating Fund brokerage.
Mr. Strench explained that since the Funds would have a new adviser, the Board, including a majority of the Independent Trustees, are required to approve a new Advisory Agreement. He added that there were further proposed changes in the Advisory Agreement other than the change in adviser. He noted the fact that the New Adviser and the Adviser each were owned by Dawn Global Topco Limited, and that Maurits Pot owned a majority of the outstanding shares of Dawn Global Topco Limited. He further noted since the New Adviser and Adviser were under common control, the control of the entity providing investment advisory services to the Funds did not change and under similar circumstances advisers had relied upon SEC no-action positions that it was not necessary to obtain the approval of the shareholders of the new advisory contract.
During the Meeting of the Board of Trustees of Tema ETF Trust held on December 11, 2024, the Board reviewed and discussed the written materials that were provided by Tema ETFs LLC (the “Adviser”) in advance of the Meeting and deliberated on the approval of the Investment Advisory Agreement between the Adviser and the Tema ETF Trust on behalf of each of Tema GLP-1, Obesity & Cardiometabolic ETF, Tema Oncology ETF, Tema Neuroscience and Mental Health ETF Tema Monopolies and Oligopolies ETF, Tema American Reshoring ETF, Tema Luxury ETF, and Tema Electrification ETF (the “Funds”). The Board, including the Independent Trustees, reviewed: (i) the nature and quality of the advisory services to be provided by the Adviser, including the experience and qualifications of the personnel providing such services; (ii) the performance history of the Funds, noting that they had not yet launched; (iii) the proposed fees and expenses of the Funds, including the proposed advisory fee to be paid by the Funds to the Adviser; (iv) the anticipated profitability of the Funds to the Adviser; (v) potential economies of scale; (vi) possible fall-out benefits to the Adviser and its affiliates (i.e., the ancillary benefits realized by the Adviser and its affiliates from the Adviser’s relationship with the Trust); and (vii) possible conflicts of interest. In considering the approval of the Investment Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
The Board exercised its own business judgment in determining its conclusions, which were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching their conclusions with respect to the Advisory Agreement.
Nature, Extent and Quality of Service.
The Board reviewed the background information of the Adviser’s key investment professionals servicing the Funds, noting their satisfaction with the individuals’ educations and wide range of industry experience. The Board noted the role the Adviser has in overseeing the sub-adviser NEOS Investment Management, LLC (the “Sub-Adviser”). The Board considered the Adviser’s compliance and risk management infrastructure, its financial strength and resources, and how it will monitor the Sub-Adviser’s performance of trading each Fund’s investment portfolio, facilitating creation and redemption transactions with authorized participants and related services. The Board acknowledged the responsibilities that the Adviser has in overseeing the Funds and serving as investment adviser including: adherence to

40

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)(Continued)
the Funds’ investment strategy and restrictions; monitoring the Sub-Adviser’s buying and selling of securities and creation and redemption transactions with authorized participants; reviewing and assessing the Funds’ performance; and oversight of the daily valuation of the Funds’ portfolio holdings, compliance with federal and state laws, and implementation of Board directives as they relate to the Funds. The Board noted that the Adviser conducts extensive research into potential investments and utilized both quantitative and qualitative analyses in constructing Fund portfolios. The Board also considered the Adviser’s oversight of day-to-day operations, including fund accounting, tax matters, administration, compliance and legal assistance in meeting disclosure and regulatory requirements. The Board reviewed the Adviser’s compliance program and personnel, noting that the Adviser received automated reports from Bloomberg AIM order management system (OMS) which also provided real time portfolio monitoring capabilities to ensure compliance with Fund and Trust requirements.
The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to adequately perform its duties under the Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by the Adviser to the Funds would be satisfactory.
Performance.
HRTS — The Board discussed the performance for the Fund since inception, noting the Fund returned 31.83% which outperformed the benchmark index for the period. The Board, recognizing the limits to evaluating performance over a short period, concluded that the Adviser had the potential to continue to provide favorable returns to Fund shareholders.
CANC — The Board observed that Fund outperformed the S&P 500 benchmark index for the 1-year period ended December 31, 2023, but slightly underperformed the benchmark for the since inception period. The Board discussed the Fund’s investment strategy and agreed that its overall performance was strong. After further discussion the Board, recognizing the limits to evaluating performance over a short period, concluded that the Adviser had the potential to continue to provide favorable returns to Fund shareholders.
MNTL — The Board discussed that the Fund had not completed a full year yet but trailed the S&P 500 benchmark index for the since inception period. The Board discussed the Fund’s performance and, recognizing the limits to evaluating performance over a short period, concluded that the Adviser had the potential to continue to provide favorable returns to Fund shareholders.
TOLL — The Board discussed that the Fund outperformed the S&P 500 benchmark index for both the 1-year ended December 31, 2024, and since inception periods. The Board, recognizing the limits to evaluating performance over a short period, concluded that the Adviser had the potential to continue to provide favorable returns to Fund shareholders.
RSHO — The Board observed that the Fund returned 36.50% for the 1-year period ended December 31, 2023, and 34.45% for the since inception period outperforming the S&P 500 benchmark index’s 26.76% and 28.74% returns, respectively. The Board, recognizing the limits to evaluating performance over a short period, concluded that the Adviser had the potential to continue to provide favorable returns to Fund shareholders.
LUX — The Board noted that the Fund underperformed the S&P 500 benchmark index for both the 1-year and since inception periods. The Board further discussed the Fund’s performance and, recognizing the limits to evaluating performance over a short period, agreed that the Adviser had the potential to continue to provide favorable returns to Fund shareholders.
VOLT — The Board recognized that VOLT had not yet commenced operations, and therefore did not have performance information. The Board considered the performance of the other series in the Trust and concluded that the Adviser had the potential to deliver strong returns for shareholders.
Fees and Expenses.
As to the costs of the services to be provided by the Adviser, the Board discussed the comparison of advisory fees and total operating expense data and reviewed each Fund’s proposed advisory fee, which were unitary fees, and overall expenses compared to peer groups comprised of funds in categories constructed by the Adviser and the Sub-Adviser for

41

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)(Continued)
each Fund. The Board was aware that under the unitary fee arrangement, the Adviser would be contractually obligated to pay the fees of each of the Fund’s service providers, with the exception of the Adviser’s advisory fee, and certain other expenses.
The Board acknowledged that the Adviser charged a 0.99% monthly unitary fee to HRTS, CANC, MNTL, and LUX, which was above the average for each Fund’s peer group and Morningstar category but was well below the high for each Fund. The Board observed that when considering the fee waiver in place for each Fund, the advisory fee was 0.75% which was only slightly above each Fund’s peer group and Morningstar category. The Board noted that the Adviser also charged a 0.99% advisory fee for RSHO which was the highest fee of both the peer groups and Morningstar category. The Board commented that when considering the fee waiver, the advisory fee was 0.75% which remained above the peer group and Morningstar category averages but was within the range for both. The Board also noted that the Adviser explained the higher fee was related to the cost of its research services for the Fund’s investment strategy and that the peer group consisted of a number of index or passive ETFs, while RSHO was an actively managed ETF.
The Board observed that the advisory fee for TOLL was 0.55%, which was slightly above the peer group average but within the range and was below the Morningstar category average. The Board that the advisory fee for VOLT was 0.75% which equaled the highest fee in the Fund’s peer group and was above the average for the Morningstar category but was significantly below the high. The Board noted that Adviser explained that the peer group consisted of both passive and active ETFs and the Fund had a complex investments strategy that required additional investment management resources. The Board concluded that based on the nature, quality and extent of the Adviser’s services to be provided to the Funds and comparative fee and expense data, the advisory fees charged by the Adviser to each Fund and the unitary fee for each Fund were reasonable.
Profitability.
The Board reviewed the Adviser’s projected profitability analysis in connection with its advisory services provided to each of the Funds. The Board noted that the Adviser projected to manage MNTL, TOLL, LUX, and VOLT at a loss for both of the first two years and projected to manage CANC at a loss in year 1 and at a small profit in year 2. The Board noted that the Adviser projected to earn a slight profit from managing CANC and earn a moderate profit from managing RSHO in each of the next two years. After further discussion, discussion, the Board concluded that excessive profits were not a concern.
Economies of Scale.
The Board discussed the size of the Funds and their prospects for growth and concluded that it was unlikely the Adviser would achieve meaningful benefits in the near future based on the Funds’ current asset levels. The Board acknowledged the Adviser’s willingness to discuss breakpoints for the Funds as their assets materially increased. The Board agreed to monitor and revisit this issue at the appropriate time.
Conclusion.
Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Advisory Agreement were in the best interest of present and future shareholders of each Fund.
During the Meeting, the Board reviewed and discussed the written materials that were provided by NEOS Investment Management, LLC (the “Sub-Adviser”) in advance of the Meeting and deliberated on the approval of the Sub-Advisory Agreement between the Adviser and the Sub-Adviser on behalf of the Tema GLP-1, Obesity & Cardiometabolic ETF, Tema Oncology ETF, Tema Neuroscience and Mental Health ETF Tema Monopolies and Oligopolies ETF, Tema American Reshoring ETF, Tema Luxury ETF, and Tema Electrification ETF (the “Funds”). The Board, including the Independent Trustees, reviewed: (i) the nature and quality of the trading advisory services and related services to be provided by the Sub-Adviser, including the experience and qualifications of the personnel providing such services; (ii) the performance history of the Funds, noting that they had not yet launched; (iii) the proposed fees and expense of the Funds, including the proposed sub-advisory fee to be paid by the Adviser to the Sub-Adviser; (iv) the anticipated profitability of the Funds to the Sub-Adviser; (v) potential economies of scale; (vi) possible fall-out benefits to the Sub-Adviser and its affiliates (i.e., the ancillary benefits realized by the Sub-Adviser and

42

Statement Regarding Basis for Approval of Investment Advisory Contract
(Unaudited)(Continued)
its affiliates from the Sub-Adviser’s relationship with the Trust); and (vii) possible conflicts of interest. In considering the approval of the Sub-Advisory Agreement, the Board reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.
Nature, Extent and Quality of Services
The Board discussed the experience of the portfolio management and personnel of the Sub-Adviser, education and industry credentials and experience in the investment services industry. The Board acknowledged that it was familiar with Sub-Adviser and that the Sub-Adviser explained that there were no changes to personnel involved with the Funds. The Board discussed the Sub-Adviser’s compliance structure and broker-dealer selection process noting that the Funds would be actively managed equity funds. The Board further discussed the compliance policies and procedures for the Sub-Adviser, and concluded that the Sub-Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing their duties under the Sub-Advisory Agreement and that the nature, overall quality and extent of trading advisory services and related services to be provided to the Funds would be satisfactory.
Performance
The Board considered the impact of the services the Sub-Adviser provided, as the trading sub-adviser responsible for trading portfolio securities for each Fund, selecting broker-dealers to execute purchase and sale transactions and other services, on the performance of each Fund and found that such services were of high quality and in no instance detracted from the performance of each Fund.
Fees and Expenses
The Board discussed the sub-advisory fee payable by the Adviser to the Sub-Adviser, pursuant to the Sub-Advisory Agreement and relation to the allocation of fees and responsibilities between the Adviser and Sub-Adviser. The Board acknowledged that the Sub-Adviser was to be paid by the Adviser and not by the Funds. The Board recognized that the Adviser had explained to the Board that the Adviser believed that the sub-advisory fees to be paid to the Sub-Adviser were reasonable in light of the trading advisory services and related services to be performed by the Sub-Adviser. Based on the representations of the Adviser and Sub-Adviser and the meeting materials provided, the Board concluded that the sub-advisory fee to be paid to the Sub-Adviser was reasonable.
Profitability
The Board reviewed the profit analysis provided by the Sub-Adviser. The Board noted that all sub-advisory fees will be paid by the Adviser, and not directly paid by the Funds. The Board found that the Sub-Adviser’s profitability for providing trading advisory and related services of each Fund was reasonable.
Economies of Scale.
The Board recognized that this was primarily an adviser level issue and had been considered with respect to the overall advisory agreement, taking into consideration the impact of the sub-advisory expense and the estimated growth of the Funds.
Conclusion.
Having requested and received such information from the Sub-Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of counsel, the Board concluded that approval of the Sub-Advisory Agreement was in the best interest of each Fund’s shareholders.

43

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

See Item 7(a).

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

See Item 7(a).

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures provide reasonable assurance that the information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240. 10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c 1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tema ETF Trust

By:	/s/ Matthew Keeling
Matthew Keeling
President/Principal Executive Officer

Date	5/9/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Matthew Keeling
Matthew Keeling
President/Principal Executive Officer

Date	5/9/2025

By:	/s/ Josh Hunter
Josh Hunter
Treasurer/Principal Financial Officer

Date	5/9/2025